As Filed with the Securities and Exchange Commission on March 1, 2002
                                                               File No. 33-44579
                                                                        811-6498
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                           Post-Effective Amendment No. 44                   [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           Amendment No. 47                                  [X]

                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                             300 North Lake Avenue,
                             Pasadena, CA 91101-4106
          (Address of Principal Executive Offices, Including Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue

                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

                                    copy to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                              555 S. Flower Street
                              Los Angeles, CA 90071

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
 [X] immediately upon filing pursuant to paragraph (b)
 [ ] on _____________, 2002 pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(i)
 [ ] on (date) pursuant to paragraph (a)(i)
 [ ] 75 days after filing pursuant to paragraph (a)(ii)
 [ ] on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.


                       Provident Investment Counsel Funds

                                 Balanced Fund A

                              Growth Funds A and B

                              Mid Cap Funds A and B

                       Small Company Growth Funds A and B





                                   Prospectus
                                  March 1, 2002



Contents

Key Facts                         An Overview of the Funds
                                  Risk/Return Summary
                                  The Principal Goals, Strategies and
                                  Risks of the Funds
                                  Who May Want to Invest
                                  Performance
                                  Fees and Expenses
                                  Structure of the Funds and the Portfolios
                                  More Information About the Funds'
                                  Investments, Strategies and Risks
                                  Management
                                  The Advisor's Historical Performance Data

Your Account                      Ways to Set Up Your Account
                                  Calculation of Net Asset Value
                                  Deciding Which Fee Structure is Best for You
                                  Distribution (12b-1) Plans
                                           Shareholder Services Plan
                                  How to Buy Shares
                                  How to Sell Shares
                                  Important Redemption Information
                                  Investor Services

Shareholder Account Policies      Dividends, Capital Gains and Taxes
                                           Distribution Options
                                           Understanding Distributions
                                           Transaction Details
                                           Financial Highlights
                                  Privacy Notice



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Note to Investors of the Mid Cap Fund A:
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         Investors, please note that as of the date of this prospectus, the Fund's Board of Trustees recently approved a proposed reorganization of the Mid Cap Fund A into Vanguard Mid Cap Growth Fund A, a series of Vanguard Whitehall Funds. You will receive further information regarding this proposed reorganization in the near future.
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         Key Facts

An Overview of the Funds

Management: Provident Investment Counsel ("PIC"), located in Pasadena, California since 1951, is the Funds' Advisor. PIC is an indirect, wholly-owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking business.

Structure:  Unlike  most  mutual  funds,  each Fund's  investment  in  portfolio securities is indirect. A Fund first invests all of its assets in a PIC Portfolio. The PIC Portfolio, in turn, acquires and manages individual securities. Each Fund has the same investment objective as the PIC Portfolio in which it invests. This is often referred to as a master-feeder fund structure. Investors should carefully consider this investment approach.

The Balanced Fund A (the "Balanced Fund") has the same investment objective and invests in the PIC Balanced Portfolio. The Growth Fund A and Growth Fund B (the "Growth Funds") have the same investment objective and invest in the PIC Growth Portfolio. The Mid Cap Fund A and Mid Cap Fund B (the "Mid Cap Funds") have the same investment objective and invest in the PIC Mid Cap Portfolio. The Small Company Growth Fund A and Small Company Growth Fund B (the "Small Company Growth Funds") have the same investment objective and invest in the PIC Small Cap Portfolio.

The "A" funds charge a front-end sales load and the "B" funds charge a back-end sales load. See Page __ to determine which fund structure is best for you.

For reasons relating to costs or a change in investment goal, among others, each Fund could switch to another pooled investment company or decide to manage its assets itself. None of the Funds in this Prospectus is currently contemplating such a move.

Risk/Return Summary

The Principal Goals, Strategies and Risk of the Funds

Balanced Fund

Goal: Total return--that is, a combination of income and capital growth, while preserving capital.

Strategy: The Balanced Fund invests, through the PIC Balanced Portfolio, in a combination of growth stocks and high quality bonds. Although the percentage of assets allocated between equity and fixed-income securities is flexible, depending on market conditions, PIC expects that between 25% and 75% of the Balanced Portfolio's assets will be invested in each of equity securities and fixed-income securities. In selecting common stocks, PIC does an analysis of, and invests in, individual companies which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the equity market in general. Although PIC may invest in companies of any size, it may choose to invest a significant portion of the Balanced Portfolio's assets in small, medium and large companies. The Balanced Portfolio will invest only in fixed-income securities that have been rated investment grade by a nationally recognized statistical rating agency, or are the unrated equivalent. The Balanced Portfolio does not stress investments in fixed-income securities of any particular maturity. In selecting fixed-income securities, PIC examines the relationship between long-term and short-term interest rates and the current economic environment.

Risks: These primary investment risks apply to the Fund: market, bond, small and medium company and high portfolio turnover. See page __ for these risks and primary investment risks common to all the Funds.

Growth Funds

Goal:  Long term growth of capital.

Strategy: The Growth Funds invest in the PIC Growth Portfolio. The Growth Portfolio invests at least 65% of its assets in growth stocks. PIC defines growth stocks as the stocks of those companies with high rates of growth in sales and earnings, strong financial characteristics, a proprietary product, industry leadership, significant management ownership and well thought out management goals, plans and controls. Although PIC may invest in companies of any size, it may choose to invest a significant portion of the Growth Portfolio's assets in small and medium companies. In selecting common stocks, PIC does an analysis of, and invests in, individual companies which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the domestic equity market in general.

Risks: These primary investments risks apply to the Funds: market and small and medium company. See page __ for these risks and primary investment risks common to all of the Funds.

Mid Cap Funds
--------------------------------------------------------------------------------
Note to Investors of the Mid Cap Fund A:
--------------------------------------------------------------------------------
Investors, please note that as of the date of this prospectus, the Fund's Board of Trustees recently approved a proposed reorganization of the Mid Cap Fund A into Vanguard Mid Cap Growth Fund A, a series of Vanguard Whitehall Funds. You will receive further information regarding this proposed reorganization in the near future.
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Goal:  Long term growth of capital.

Strategy: The Mid Cap Funds invest in the PIC Mid Cap Portfolio. The Mid Cap Portfolio invests at least 80% of its assets primarily in the common stock of medium-sized companies at time of initial purchase. Medium-sized companies are those companies, at the time of initial purchase, with market capitalizations with the capitalization range of the Russell MidCap Growth Index. As of January 31, 2002, the capitalization range of the Russell MidCap Growth Index was $1.0 billion to $14.0 billion. In selecting investments, PIC does an analysis of individual companies and invests in those medium-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

Risks: These primary investment risks apply to the Funds: market, small and medium company and high portfolio turnover. See page __ for these risks and primary investment risks common to all of the Funds.

Small Company Growth Funds

Goal:  Long term growth of capital.
Strategy: The Small Company Growth Funds invest in the PIC Small Cap Portfolio. The Small Cap Portfolio invests at least 80% of its assets primarily in the common stock of small-capitalization companies. Small-capitalization companies are those whose market capitalization or annual revenues at the time of initial purchase are $50 million to $2 billion and/or those companies included in the Russell 2000 Growth Index. In selecting investments, PIC does an analysis of individual companies and invests in those small-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

Risks: These primary investment risks apply to the Funds: market, small and medium company and high portfolio turnover. See below for these risks and primary investment risks common to all of the Funds.

The Principal Risks of Investing in the Funds

By itself, no Fund is a complete, balanced investment plan. And no Fund can guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in any of the Funds. For example, the following risks could affect the value of your investment:

Market Risk: The value of each Portfolio's investments will vary from day to day. The value of the Portfolios' investments generally reflects market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

Small and Medium Company Risk: Each Portfolio may invest in the securities of small and medium-sized companies. In addition, the Mid Cap Portfolio primarily invests in the securities of medium-sized companies and the Small Cap Portfolio primarily invests in the securities of small-sized companies. The securities of medium and small, less well-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity. These risks are greater for small-sized companies.

Foreign Securities: Each Portfolio may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Portfolio's investments and its ability to enforce contracts.

Bond Risk: The Balanced Portfolio invests in bonds. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield. A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition. To the extent the Portfolio invests in mortgage-backed securities, it will be subject to prepayment risk. When interest rates decline, mortgagees often prepay the principal on these securities which may significantly lower their yield.

Portfolio Turnover Risk: The Funds may experience high portfolio turnover. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund's performance.

Who May Want to Invest

The Balanced Fund may be appropriate for investors who seek long-term total return, but hope to see less fluctuation in the value of their investment.

The Growth Funds may be appropriate for investors who are seeking capital appreciation through a diversified portfolio of securities of companies of any size, but are willing to accept the greater risk of investing in growth stocks.

The Mid Cap Funds may be appropriate for investors who are seeking capital appreciation through a portfolio of medium-size companies and are willing to accept the greater risk of investing in such companies.

The Small Company Growth Funds may be appropriate for investors who are seeking capital appreciation through a portfolio of small-size companies and are willing to accept the greater risk of investing in such companies.

Investments in the Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information indicates some of the risks of investing in the Funds. The bar charts show how each Fund's total return has varied from year to year. The tables show each Fund's average return over time compared with broad-based market indices. The bar charts do not reflect sales charges, which would lower the returns shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(K) plans and individual retirement accounts. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.


[GRAPH]

                                 Balanced Fund A
                         Calendar Year Total Returns (%)

1993 -   2.69%
1994 -  -3.13%
1995 -  22.31%
1996 -  15.56%
1997 -  22.32%
1998 -  31.12%
1999 -  21.39%
2000 - -13.72%
2001 - -17.28%


Best quarter: up 19.31%, 4th quarter 1999
Worst quarter: down -16.33%, 3rd quarter 2001

Average Annual Total Returns as of December 31, 2001
                                                              Since Inception
                                      1 Year      5 Years      June 11, 1992
                                      ------      -------      -------------
Balanced Fund A+
    Return Before Taxes               -22.04%      5.54%           7.85%
    Return After Taxes on             -22.69%      2.79%           5.74%
    Distributions
    Return After Taxes on             -13.44%      4.35%           6.18%
    Distributions and Sale of Fund
    Shares
Lipper Balanced Fund Index*           -3.24%       8.37%           9.88%
S&P 500 Index**                       -11.86%     10.70%          13.64%
Lehman Brothers Government/Credit      8.50%       7.37%           7.45%
    Bond Index***
S&P 500 Index (60%) and Lehman         3.67%       9.79%          11.39%
    Brothers Government/Credit Bond
    Index (40%)****
----------------------
+    Includes maximum sales charge.
* The Lipper Balanced Fund Index is a net asset value weighted index of the 30 largest funds within Lipper's Balanced Fund investment objective. It is calculated daily with adjustments for income dividends and capital gains distributions as of the ex-dividend dates and includes adjustments for brokerage, custodian and advisory fees. The funds in this Index have a similar investment objective as the Balanced Fund.

** The S&P 500 Index is an unmanaged index that includes the reinvestment of dividends but does not include adjustments for brokerage, custodian and advisory fees. This index is generally considered representative of the U.S. large capitalization market.

*** The Lehman Brothers Government/Credit Bond Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. Government. Flower bonds and pass-through issues are excluded. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are re-balanced monthly by market capitalization. **** These figures represent a blend of the performance of both the S&P 500 Index (60%) and the Lehman Brothers Government/Credit Bond Index (40%) rebalanced monthly.



[GRAPH]

                                  Growth Fund A
                         Calendar Year Total Returns (%)

1998 -  39.16%
1999 -  34.35%
2000 - -25.84%
2001 - -31.96%


Best quarter: up 28.97%, 3rd  quarter 1999
Worst quarter: down -28.10%, 3rd quarter 2001


[GRAPH]

                                  Growth Fund B
                         Calendar Year Total Returns (%)

2000 - -26.60%
2001 - -32.22%


Best quarter: up 18.70%, 4th quarter 2001
Worst quarter: down -28.02%, 3rd quarter 2001



Average Annual Total Returns as of December 31, 2001

                                                Growth Fund A    Growth Fund B
                                               Since Inception  Since Inception
                                      1 Year   February 3, 1997  March 31, 1999
                                      ------   ----------------  --------------
Growth Fund A+
    Return Before Taxes               -35.87%        0.85%             N/A
    Return After Taxes on             -35.88%        0.00%             N/A
    Distributions
    Return After Taxes on             -21.85%        1.19%             N/A
    Distributions and Sale of Fund
    Shares
Growth Fund B+
    Return Before Taxes               -20.42%         N/A             8.92%
    Return After Taxes on             -35.61%         N/A            16.76%
    Distributions
    Return After Taxes on             -21.69%         N/A            -12.94%
    Distributions and Sale of Fund
    Shares
    S&P 500 Index*                    -11.86%        2.039%          -2.84%
    Russell 1000 Growth Index**       -20.42%        6.93%           -8.92%
------------------------

+    Includes maximum sales charge.

* The S&P 500 Index is an unmanaged index that includes the reinvestment of dividends but does not include adjustments for brokerage, custodian and advisory fees. This index is generally considered representative of the U.S. large capitalization market.

** The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe.


[GRAPH]

                                Mid-Cap Fund A
                        Calendar Year Total Returns (%)

1998 -  26.30%
1999 -  83.33%
2000 -  12.96%
2001 - -25.37%


Best quarter: up 56.66%, 4th quarter 1999
Worst quarter: down -30.22%, 3rd quarter 2001


[GRAPH]

                                 Mid-Cap Fund B
                         Calendar Year Total Returns (%)

2000 -  12.18%
2001 - -26.28%


Best quarter: up 26.22%, 1st quarter 2000
Worst quarter: down -30.88%, 3rd quarter 2001



Average Annual Total Returns as of December 31, 2001
                                                Mid Cap Fund A   Mid Cap Fund B
                                                Since Inception  Since Inception
                                                 December 31,      March 31,
                                       1 Year        1997            1999
                                       ------   ---------------  ---------------
Mid Cap Fund A+
                                       -29.66%      16.45%           N/A
     Return Before Taxes

     Return After Taxes on             -29.66%      13.58%           N/A
     Distributions

     Return After Taxes on
     Distributions and Sale of Fund    -18.05%      12.99%           N/A
     Shares
Mid Cap Fund B+
                                       -29.96%        N/A           13.15%
     Return Before Taxes

     Return After Taxes on             -29.96%        N/A           12.80%
     Distributions

     Return After Taxes on
     Distributions and Sale of Fund    -18.25%        N/A           10.90%
     Shares
Russell Midcap Growth Index*           -20.16%       5.87%          1.11%
-------------------------
+    Includes maximum sales charge.
* The Russell Midcap Growth Index consists of stocks from the Russell Midcap Index with a greater-than-average growth orientation. The Russell Midcap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell Midcap Index accurately captures the medium-sized universe of securities and represents approximately 34% of the Russell 1000 Index's total market capitalization. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe.

[GRAPH]

                           Small Company Growth Fund A
                         Calendar Year Total Returns (%)

1998 -   5.26%
1999 -  90.87%
2000 - -17.13%
2001 - -15.56%



Best quarter: up 59.44%, 4th quarter 1999
Worst quarter: down -27.86%, 3rd quarter 2001

[GRAPH]

                                Balanced Fund A
                        Calendar Year Total Returns (%)

2000 - -18.07%
2001 - -16.48%


Best quarter: up 24.11%, 4th quarter 2001
Worst quarter: down -28.58%, 3rd quarter 2001



Average Annual Total Returns as of December 31, 2001
                                                Small Company     Small Company
                                                Growth Fund A     Growth Fund B
                                                Since Inception  Since Inception
                                       1 Year   February 3, 1997  March 31, 1999
                                       ------   ---------------- --------------
Small Company Growth Fund A+
                                       -20.42%           5.64%        N/A
     Return Before Taxes

     Return After Taxes on             -20.42%           5.64%        N/A
     Distributions

     Return After Taxes on
     Distributions and Sale of Fund    -12.42%           4.61%        N/A
     Shares
Small Company Growth Fund B+
                                       -20.65%            N/A        11.12%
     Return Before Taxes

     Return After Taxes on             -20.65%            N/A        11.12%
     Distributions

     Return After Taxes on
     Distributions and Sale of Fund    -12.58%            N/A        9.06%
     Shares
Russell 2000 Growth Index*             -9.22%            2.45%       0.89%
----------------
+    Includes maximum sales charge.
* The Russell 2000 Growth Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 10% of the Russell 3000 Index total market capitalization but does not include adjustments for brokerage, custodian and advisory fees. The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization. The Russell 2000 Growth Index contains those Russell 2000 Index securities with a greater-than average growth orientation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                   Provident       Provident
                                                  Investment      Investment
                                                    Counsel         Counsel
                                                    Funds A         Funds B

Shareholder Fees
 (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                5.75%           None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price
  whichever is less)                                 None            5.00%
Redemption fee                                       None*           None
Exchange fee                                         None            None



-----------------

* Shareholders who buy $1 million of Fund A shares without paying a sales charge will be charged a 1% fee on redemptions made within one year of purchase.



Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)


                                                                       Small
                                                                     Company
                                       Balanced   Growth   Mid Cap    Growth
                                        Fund A    Fund A    Fund A    Fund A
                                        ------    ------    ------    ------

Management Fee (paid by the Portfolio) 0.60% 0.80% 0.70% 0.80% Distribution and Service (12b-1) Fees
  (paid by the Fund)                    0.25%     0.25%     0.25%     0.25%
Other Expenses (paid by the Fund
  and the Portfolio)                    0.82%     2.98%     0.87%     0.41%
Administration Fee to PIC
  (paid by the Fund)                    0.20%     0.20%     0.20%     0.20%
Shareholder Services Fee
  (paid by the Fund)                    0.15%     0.15%     0.15%     0.15%
                                        -----     -----     -----     -----

Total Annual Fund Operating Expenses    2.02%     4.38%     2.17%     1.81%
Expense Reimbursements **              (0.97%)   (3.03%)   (0.78%)   (0.36%)
                                       -------   -------   -------   -------

Net Expenses                            1.05%     1.35%     1.39%     1.45%
                                        =====     =====     =====     =====


                                                            Small
                                                           Company
                                        Growth   Mid Cap    Growth
                                        Fund B    Fund B    Fund B
                                        ------    ------    ------


Management Fee (paid by the Portfolio) 0.80% 0.70% 0.80% Distribution and Service (12b-1) Fees
  (paid by the Fund)                    1.00%     1.00%     1.00%
Other Expenses (paid by the Fund
  and the Portfolio)                    5.25%     1.63%     6.03%
Administration Fee to PIC
  (paid by the Fund)                    0.20%     0.20%     0.20%
                                        -----     -----     -----

Total Annual Fund Operating Expenses    7.25%     3.53%     8.03%
Expense Reimbursements **              (5.15%)   (1.39%)   (5.73%)
                                       -------   -------   -------

Net Expenses                            2.10%     2.14%     2.30%
                                        =====     =====     =====

-------------------------

* The tables above and the Examples below reflect the expenses of the Funds and the Portfolios.
** Pursuant to a contract with the Funds, PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses until March 1, 2012. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by PIC. Any reimbursements to PIC are subject to approval by the Board of Trustees.

Examples: These examples will help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples are only illustrations, and your actual costs may be higher or lower. Let's say, hypothetically, that each Fund's annual return is 5% , that all dividends and distributions are reinvested and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown if you redeemed your shares at the end of the period:

                            1 Year  3 Years  5 Years  10 Years
                            ------  -------  -------  --------

Balanced Fund A              $676   $  890   $1,121   $1,784
Growth Fund A                $705   $  978   $1,272   $2,105
Growth Fund B                $728   $  958   $1,360   $2,431
Mid Cap Fund A               $708   $  990   $1,292   $2,148
Mid Cap Fund B               $717   $  970   $1,349   $2,472
Small Company Growth Fund A  $714   $1,007   $1,322   $2,210
Small Company Growth Fund B  $733   $1,018   $1,430   $2,636


You would pay the following expenses if you did not redeem your shares:

                            1 Year  3 Years  5 Years  10 Years
                            ------  -------  -------  --------

Balanced Fund A             $676    $  890   $1,121   $1,784
Growth Fund A               $705    $  978   $1,272   $2,105
Growth Fund B               $213    $  658   $1,129   $2,431
Mid Cap Fund A              $708    $  990   $1,292   $2,148
Mid Cap Fund B              $217    $  670   $1,149   $2,472
Small Company Growth Fund A $714    $1,007   $1,322   $2,210
Small Company Growth Fund B $233    $  718   $1,230   $2,636

Structure of the Funds and the Portfolios

Each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since a Fund will not invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

A Portfolio may sell its shares to other funds and institutions as well as to a Fund. All who invest in a Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Funds' prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

More Information About the Funds' Investments, Strategies and Risks

As described earlier, each Fund invests all of its assets in a PIC Portfolio. This section gives more information about how the PIC Portfolios invest.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolios to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a "bottom-up" approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls, and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

Each Portfolio invests to a limited degree in foreign securities, but is authorized to invest up to 20% of its total assets in such securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and lessstringent regulation of securities markets.

In determining whether to sell a security, PIC considers the following: (a) a fundamental change in company or industry outlook; (b) the company has met or exceeded PIC's price target; (c) a review of stocks that have declined 15% from a recent high or purchase price; (d) a review of bottom decile performers; (e) a review of relative price/earnings ratios for over valuation to forward earnings; and (f) a sector is being de-emphasized. These considerations are based on PIC's research, including analytical procedures, market research and, although not always possible, meetings or discussions with management of the company.

Each Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests each Portfolio's assets according to its investment strategy. However, each Portfolio may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. At those times, a Fund would not be seeking its investment objective.

Provident Investment Counsel Balanced Fund

The Balanced Fund seeks total return while preserving capital by investing in the PIC Balanced Portfolio. The Balanced Portfolio will attempt to achieve total return through investments in equity and fixed-income securities. The Portfolio's investments in equity securities will principally be in shares of common stock. Although the Portfolio will invest a minimum of 25% of its total assets in fixed-income securities, the percentage of assets allocated between fixed-income and equity securities is flexible.

In selecting investments for the Balanced Portfolio, PIC will include the common stock of companies of various sizes which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the equity market general. The Balanced Portfolio will invest in a range of small, medium and large companies.

The Balanced Portfolio will also invest at least 25%, and may invest up to 70%, of its total assets in fixed-income securities, both to earn current income and to achieve gains from an increase in the value of the fixed-income securities. The types of fixed-income securities in which the Balanced Portfolio will invest include U.S. dollar denominated corporate debt securities and U.S. Government securities. The Balanced Portfolio will invest only in fixed-income securities that are rated investment grade by a nationally recognized statistical rating agency, or are the unrated equivalent. Lower-rated securities have higher credit risks. In selecting fixed-income securities, PIC does not stress any particular target maturity. Rather, the Balanced Portfolio will invest in any maturity PIC deems the most favorable at the time.

Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term fixed-income securities are generally more sensitive to interest rate changes than short-term fixed-income securities. In general, prices of fixed-income securities rise when interest rates fall, and vice versa.

In selecting fixed-income securities, PIC does not base its investment decisions on forecasts of future interest rates or economic events. Rather, in selecting fixed-income securities for the Balanced Portfolio, PIC examines the relationship between long-term and short-term interest rates, taking into account historical relationships and the current economic environment. PIC seeks to identify sectors and individual securities within certain sectors, which it has determined are undervalued. PIC's analysis takes into account historical data and current market conditions.

Provident Investment Counsel Growth Funds

The Growth Funds seek long term growth of capital by investing in the PIC Growth Portfolio, which in turn invests primarily in shares of common stock. Under normal circumstances, the Growth Portfolio will invest at least 65% of its assets in shares of common stock. In selecting investments for the Growth Portfolio, PIC will include companies of various sizes which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the stock market in general.

Provident Investment Counsel Mid Cap Funds

The Mid Cap Funds seek long term growth of capital by investing in the PIC Mid Cap Portfolio, which in turn invests primarily in the common stock of medium-sized companies.

PIC will  invest  at least  80%,  and  normally  at  least  95%,  of the Mid Cap
Portfolio's total assets in these securities. The Mid Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value. However they tend to involve less risk than stocks of small companies.

Provident Investment Counsel Small Company Growth Funds

The Small Company Growth Funds seek long term growth of capital by investing in the PIC Small Cap Portfolio, which in turn invests primarily in the common stock of small companies.

PIC will invest at least 80%, and normally at least 95%, of the Portfolio's total assets in these securities. The Small Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices tend to be more volatile.

Management

PIC is the advisor to the PIC Portfolios, in which the respective Funds invest. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking businesses. An investment committee of PIC formulates and implements an investment program for each Portfolio, including determining which securities should be bought and sold.

Each Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. Last year, as a percentage of average daily net assets, the Balanced Portfolio paid PIC 0.25%, net of waiver; the Growth Portfolio paid 0.78%, net of waiver; the Mid Cap Portfolio paid 0.41%, net of waiver; and the Small Cap Portfolio paid 0.80%.

The Advisor's Historical Performance Data

The investment results presented below are not the results of the Funds. They are for composites of all accounts managed by PIC with substantially similar investment objectives and strategies to the Funds. The data is provided to illustrate the past performance of PIC in managing substantially similar accounts as measured against market indices and does not represent the performance of any of the Funds. You should not consider this performance data as an indication of future performance of any of the Funds or of PIC.

Composite results have been prepared in accordance with industry standards. Returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns do not reflect investment management fees and other operating expenses paid by the accounts in the composites. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The composites' returns are calculated on a time-weighted basis.

These composites are unaudited and are not intended to predict or suggest the returns that might be expected for the Funds. Figures reflect average annual returns. Average annual total returns show that cumulative total returns for a stated time period (i.e., 1, 3, 5 or 10 years) have been annualized over the period. You should note that the Funds will compute and disclose average annual return using the standard formula set forth in SEC rules, which differs in certain respects from the methodology used below to calculate PIC's performance. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods, from inception. The calculation provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The formula requires that returns to be shown for the Funds will be net of advisory fees as well as any maximum applicable sales charges and all other Fund operating expenses.

The accounts included in the composites are not mutual funds and are not subject to the same rules and regulations imposed by the 1940 Act and the Internal
Revenue Code (for example, diversification and liquidity requirements and restrictions on transactions with affiliates) as the Funds. In addition, the operating expenses incurred by the private accounts are lower than the anticipated operating expenses of the Funds and, accordingly, the performance results of the composites are greater than what the Funds' performance would have been. The Indices are not managed and do not pay any fees or expenses.

Performance Ended December 31, 2001

                                1 Year   3 Years  5 Years  10 Years
                                ------   -------  -------  --------
PIC Balanced Composite          -15.22%  -4.22%   7.66%    8.81%
Lipper Balanced Fund Index(1)   -3.24%   2.59%    8.37%    9.54%
S&P 500 Index(2)                -11.86%  -3.04%   10.70%   12.74%
Lehman Brothers Government/
  Credit Bond Index(3)          8.50%    5.90%    7.37%    7.27%
S&P 500 Index (60%)/Lehman
  Brothers Government/Credit
  Bond Index (40%)(4)           -3.67%   2.06%    9.79%    10.67%
PIC Large Cap Growth Equity
 Composite                      -29.86%  -11.50%  4.66%    8.01%
S&P 500 Index(2)                -11.86%  -3.04%   10.70%   12.94%
Russell 1000 Growth Index(5)    -20.42%  -17.80%  8.27%    10.79%
PIC Mid Cap Growth Equity
  Composite                     -24.17%  16.44%   17.04%   15.32%
Russell Midcap Growth Index(6)  -20.16%  2.16%    9.02%    11.10%
PIC Small Cap Growth Composite  -13.38%  10.76%   7.84%    13.73%
Russell 2000 Growth Index(7)    -9.22%   0.25%    2.87%    7.19%
------------------

(1) The Lipper Balanced Fund Index is a net asset value weighted index of the 30 largest funds within Lipper's Balanced Fund investment objective. It is calculated daily with adjustments for income dividends and capital gains distributions as of the ex-dividend dates and includes adjustments for brokerage, custodian and advisory fees.
(2) The S&P 500 Index is an unmanaged index that includes the reinvestment of dividends but does not include adjustments for brokerage, custodian and advisory fees. This index is generally considered representative of the U.S. large capitalization market.
(3) The Lehman Brothers Government/Credit Bond Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. Government. Flower bonds and pass-through issues are excluded. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are re-balanced monthly by market capitalization.
(4) These figures represent a blend of the performance of both the S&P 500 Index (60%) and the Lehman Brothers Government/Credit Bond Index (40%) rebalanced monthly.
(5) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe.
(6) The Russell Midcap Growth Index consists of stocks from the Russell Midcap Index with a greater-than-average growth orientation. The Russell Midcap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell Midcap Index accurately captures the medium-sized universe of securities and represents approximately 34% of the Russell 1000 Index's total market capitalization.
(7) The Russell 2000 Growth Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 10% of the Russell 3000 Index total market capitalization but does not include adjustments for brokerage, custodian and advisory fees. The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization. The Russell 2000 Growth Index contains those Russell 2000 Index securities with a greater-than average growth orientation.

Your Account

Ways to Set Up Your Account

Individual or Joint Tenant for your General Investment Needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement
To shelter your retirement savings from taxes


Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

o Individual Retirement Accounts (IRAs) allow anyone of legal age and under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

o Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

o Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

o Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

o    403(b)  Custodial  Accounts are  available to employees of most  tax-exempt
     institutions,   including   schools,   hospitals   and   other   charitable
     organizations.

o 401(K) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Gifts or Transfers to Minor (UGMA, UTMA)
To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened.

Business or Organization
For investment needs of corporations, associations, partnerships or other groups Does not require a special application.


Calculation of Net Asset Value

Once each business day, each Fund calculates its net asset value per share ("NAV"). NAV is calculated at the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

Each Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value. The NAV for Fund A and Fund B shares will generally differ because they have different expenses.

Deciding Which Fee Structure is Best For You

As mentioned earlier, there are Funds A and Funds B. While all the Funds invest in the same PIC Portfolio (for example, Mid Cap Fund A and Mid Cap Fund B invest in the PIC Mid Cap Portfolio), each Fund has separate sales charge and expense structures. Because of the different expense structures, Fund A and Fund B will have different NAVs and dividends.

The principal advantages of Fund A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Fund A shares. The principal advantage of Fund B shares is that all of your money is put to work from the outset.

Fund A Shares

Fund A shares are sold at the public offering price, which includes a front-end sales charge. Shares are purchased at the next NAV calculated after your investment is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus, including the shares charge. The sales charge declines with the size of your purchase, as shown below:

                                      As a % of        As a % of
                                       offering          your
Your investment                         price         investment
---------------                         -----         ----------

Up to $49,999                           5.75%            6.10%
$50,000 to $99,999                      4.50%            4.71%
$100,000 to $249,999                    3.50%            3.63%
$250,000 to $499,999                    2.50%            2.56%
$500,000 to $999,999                    2.00%            2.04%
$1,000,000 and over                     None*            None*
----------------------
* Shareholders who buy $1 million of Fund A shares without paying a sales charge will be charged a 1% fee on redemptions made within one year of purchase.

Fund A Sales Charge Waivers

Shares of Fund A may be sold at net asset value (free of any sales charge) to:

(1) shareholders investing $1 million or more; (2) current shareholders of the Balanced, Growth and Small Company Growth Funds A as of June 30, 1998 and the Mid Cap Fund A as of September 30, 1998, and shareholders of the Small Company Growth Fund I who are now shareholders of the Small Company Growth Fund A as a result of a merger in 2000; (3) current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, PIC and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons; (4) current or retired registered representatives of broker-dealers having sales agreements with the Distributor or full-time employees and their spouses and minor children and plans of such persons; (5) investors who redeem shares from an unaffiliated investment company which has a sales charge and use the redemption proceeds to purchase Fund A shares within 60 days of the redemption; (6) trustees or other fiduciaries purchasing shares for certain retirement plans or organizations with 60 or more eligible employees;
(7) investment advisors and financial planners who place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services; (8) employee-sponsored benefit plans in connection with purchases of Fund A shares made as a result of participant-directed exchanges between options in such a plan; (9) "fee based accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Fund A shares; (10) investors making purchases through retail fund "supermarkets"; and (11) such other persons as are determined by the Board of Trustees (or by the Distributor pursuant to guidelines established by the Board) to have acquired Fund A shares under circumstances not involving any sales expense to the Trust or the Distributor.

Fund A Sales Charge Reductions

There are several ways you can combine multiples purchases of Fund A shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner.

Accumulation Privilege - This lets you add the value of shares of any of the Funds A you and your family already own to the amount of your next purchase of Fund A shares for purposes of calculating the sales charge.

Letter of Intent - This lets you purchase shares of one or more Funds A over a 13-month period and receive the same sales charge as if all the shares had been purchased at one time.

Combination Privilege - This lets you combine shares of one or more Funds A for the purpose of reducing the sales charge on the purchase of Fund A shares.

Fund B Shares

The price you will pay to buy Fund B shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after your investment is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

You may be charged a contingent deferred sales charge ("CDSC") if you sell your Fund B shares within a certain time after you purchased them. There is no CDSC imposed on shares which you acquire by reinvesting your dividends. The CDSC is based on the original cost of your shares or the market value of them when you sell, whichever is less. When you place an order to sell your shares, we will first sell any shares in your account which are not subject to a CDSC. Next we will sell shares subject to the lowest CDSC.

The CDSC for Fund B shares is as follows:

Years after
Purchase                            CDSC

1                                   5.00%
2                                   4.00%
3                                   3.00%
4                                   3.00%
5                                   2.00%
6                                   1.00%
Within the 7th Year                 None

After seven years, your Fund B shares automatically will convert to a class of shares with the same investment objective and policies as your Fund. For example, if you own shares of Mid Cap Fund B, they will be converted to a new class of Mid Cap Fund shares to be established. The new class of shares will have lower distribution fees. This will mean that your Fund account will be subject to lower overall charges. The conversion will be a non-taxable event for you. The CDSC for Fund B shares may be reduced or waived under certain circumstances and for certain groups. Call (800) 618-7643 for details.

Distribution (12b-1) Plans

The Trust has adopted plans pursuant to Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of its shares. The plan with respect to Fund A shares provides for the payment of a distribution fee at the annual rate of up to 0.25% of each Fund's average daily net assets. The plan with respect to Fund B shares provides for the payment of a distribution fee at the annual rate of up to 0.75% of each Fund's average daily net assets and a service fee at the annual rate of up to 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Services Plan

In addition, the Trust, on behalf of each Fund A, has entered into a Shareholder Services Plan with the Advisor. Under the Shareholder Services Plan, the Advisor will provide, or arrange for others to provide, certain shareholder services to shareholders of each Fund A. The Shareholder Services Plan provides for the payment to the Advisor of a service fee at the annual rate of 0.15% of each Fund A's average daily net assets.

How to Buy Shares

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

Minimum Investments

To Open an Account                                 $2,000

For retirement accounts                              $500
For automatic investment plans                       $250

To Add to an Account                                 $250

For retirement plans                                 $250
Through automatic investment plans                   $100

Minimum Balance                                    $1,000

For retirement accounts                              $500

For Information:                                (800) 618-7643

To Invest

By Mail:

     Provident Investment Counsel Funds
     P.O. Box 8943
     Wilmington, DE 19899

By Wire:
     Call: (800) 618-7643 to set up an
     account and arrange a wire transfer

By Overnight Delivery:
     Provident Investment Counsel Funds
     400 Bellevue Parkway
     Wilmington, DE 19809

How to Sell Shares

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus. You may be charged a CDSC on the sale of your Fund B shares.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o    You wish to redeem more than $100,000 worth of shares,

o    Your account registration has changed within the last 30 days,

o The check is being mailed to a different address from the one on your account (record address), or

o    The check is being made payable to someone other than the account owner.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Funds' Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a "letter of instruction" with:

o    Your name,

o    Your Fund account number,

o    The dollar amount or number of shares to be redeemed, and

o Any other applicable requirements listed under "Important Redemption Information."

Unless otherwise instructed, PIC will send a check to the record address.

Mail your letter to:
Provident Investment Counsel Funds
P.O. Box 8943
Wilmington, DE 19899

Important Redemption Information


                Account Type         Special Requirements
                -----------------    ---------------------
Phone           All account types    * Your  telephone  call  must be  received  by 4 p.m.
(800) 618-7643  except retirement    Eastern  time to be  redeemed  on that  day  (maximum
                                     check request $100,000).




Mail or in      Individual, Joint    The  letter  of  instructions  must be  signed by all
Person                               persons  required to sign for  transactions,  exactly
                                     as their names appear on the account.
                Tenant, Sole
                Proprietorship,
                UGMA, UTMA

                Retirement           Account * The account owner should complete
                                     a retirement distribution form. Call (800)
                                     618-7643 to request one.

                 Trust * The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                Business or          *  At  least  one  person   authorized  by  corporate
                Organization         resolutions  to act  on the  account  must  sign  the
                                     letter.

                                     * Include a corporate resolution with corporate seal
                                     or a signature guarantee.

                Executor,            * Call (800) 618-7643 for instructions.
                Administrator,
                Conservator,
                Guardian

Wire            All account types    You must sign up for the wire  feature  before  using
                except retirement    it.  To  verify  that  it is  in  place,  call  (800)
                                     618-7643. Minimum redemption wire: $5,000.

                                     * Your wire redemption request must be received by the
                                     Fund before 4 p.m. Eastern time for money
                                     to be wired the next business day.

Investor Services

PIC provides a variety of services to help you manage your account.

Information Services

PIC's telephone representatives can be reached at (800) 618-7643.

Statements and reports that PIC sends to you include the following:

o Confirmation statements (after every transaction that affects your account balance or your account registration)

o    Annual and semi-annual shareholder reports (every six months)

Transactions Services

Exchange Privilege. You may sell your Fund A shares and buy shares of other Funds A or sell your Fund B shares and buy shares of other Funds B by telephone or in writing. Note that exchanges into each Fund are limited to four per calendar year, and that they may have tax consequences for you. Also see "Shareholder Account Policies."

Systematic withdrawal plans let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day. This service is available to Fund A account holders only.

Regular Investment Plans

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

Reinvestment after Redemption

If you redeem shares in your Fund A account, you can reinvest within 90 days from the date of redemption all or any part of the proceeds in shares of the same Fund or any other Fund A, at net asset value, on the date the Transfer Agent receives your purchase request. To take advantage of this option, send your reinvestment check along with a written request to the Transfer Agent within ninety days from the date of your redemption. Include your account number and a statement that you are taking advantage of the "Reinvestment Privilege." If your reinvestment is into a new account, it must meet the minimum investment and other requirements of the fund into which the reinvestment is being made.

Shareholder Account Policies

Dividends, Capital Gains and Taxes

The Funds distribute substantially all of their net income and capital gains, if any, to shareholders each year in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Funds offer three options:

1. Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. Cash Option. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 591/2 years old, you can receive distributions in cash.

When a Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions
As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

Taxes on Distributions. Your redemptions -- including exchanges -- are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell or exchange them.

Whenever you sell shares of a Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

Transaction Details

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to federal income tax withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a Fund to withhold federal income taxes from your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Privilege." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

o All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

o    PIC does not accept cash or third party checks.

o When making a purchase with more than one check, each check must have a value of at least $50.

o Each Fund reserves the right to limit the number of checks processed at one time.

o If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of a Fund or sell them through a broker that has executed an agreement with the Funds to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Funds are priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

o Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

o Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

o PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

o PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer. PIC will give you 30 days prior notice of its intention to close your account. You will not be charged a CDSC for a low balance redemption from a Fund B.

Please note this about exchanges:

As a shareholder, you have the privilege of exchanging shares of Fund A for shares of other Funds A and shares of Fund B for shares of other Funds B. However, you should note the following:

o    The Fund you are exchanging into must be registered for sale in your state.

o You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

o    Before exchanging into a Fund, read its prospectus.

o Exchanges are considered a sale and purchase of Fund shares for tax purposes and may result in a capital gain or loss.

o    You may exchange Fund A shares only for other Fund A shares.

o    You may exchange Fund B shares only for other Fund B shares.

o Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.

o Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC's judgment, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Financial Highlights

These tables show the financial performance for the Funds for up to the periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP for each of the three years in the period ended October 31, 2001 and by other auditors for the prior periods. PricewaterhouseCoopers LLP's reports and the Funds' financial statements are included in the Annual Reports which are available upon request.


                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
Financial Highlights For a share outstanding throughout each year

     Balanced Fund A

                                                  Year ended October 31,
                                        2001     2000     1999    1998    1997
                                       -----------------------------------------

Net asset value, beginning of year      15.87    18.65    16.95   15.51   13.91
                                       ------   ------   ------  ------  ------
Income from investment operations:
     Net investment income               0.24      0.3     0.22    0.16    0.16
     Net realized and unrealized gain
     (loss) on investments              -4.57     1.85     2.88    2.44    2.64
                                       ------   ------   ------  ------  ------
Total from investment operations        -4.33     2.15      3.1     2.6     2.8
                                       ======   ======   ======  ======  ======
Less distributions:
     From net investment income          -0.2    -0.34    -0.22   -0.15   -0.16
     From net realized gains             -1.5    -4.59    -1.18   -1.01   -1.04
                                       ------   ------   ------  ------  ------
Total distributions                      -1.7    -4.93     -1.4   -1.16    -1.2
                                       ------   ------   ------  ------  ------
Net asset value, end of year             9.84    15.87    18.65   16.95   15.51
                                       ======   ======   ======  ======  ======
Total return                           (30.18%)  12.06%   19.20%  17.85%  21.76%

Ratios/supplemental data:
Net assets, end of year (millions)       18.9     37.0     32.3    42.0    35.3

Ratios to average net assets:#++
     Expenses                            1.05%    1.05%    1.05%   1.05%   1.05%
     Net investment income               1.98%    1.51%    1.21%   0.97%   1.10%

Portfolio turnover rate-               157.34%  206.19%  174.19% 111.47% 104.50%


     # Includes the Fund's shares of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
     ++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.97%, 0.88%, 1.03%, 0.54% and 0.74%, respectively.
     - Portfolio turnover rate of PIC Balanced Portfolio, in which all of the Fund's assets are invested.


                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
Financial Highlights For a share outstanding throughout each period

      Growth Fund A
                                                                      Feb. 3, 1997*
                                          Year ended October 31,         through
                                        2001     2000     1999    1998  October 31,
                                                                          1997
                                       ----------------------------------------------

Net asset value, beginning of period    18.57    17.92    13.67   11.44      10
                                        -----    -----    -----   -----  ------
Income from investment operations:
   Net investment loss                 -0.65    -0.18    -0.12   -0.07    -0.03
   Net realized and unrealized gain
   (loss) on investments               -7.51      2.2     4.37     2.3    1.47
                                       ------   ------   ------  ------  ------
Total from investment operations        -8.16     2.02     4.25    2.23    1.44
                                       ------   ------   ------  ------  ------
Less distributions:
   From net investment income               -        -        -       -       -
   From net realized gain               -2.45    -1.37        -       -       -
                                       ------   ------   ------  ------  ------
Total distributions                     -2.45    -1.37         -               -
                                       ------   ------   ------  ------  ------
Net asset value, end of period           7.96    18.57    17.92   13.67   11.44
                                       ======   ======   ======  ======  ======
Total return                           (50.35%)  11.15%   31.09%  19.49% 14.40%^

Ratios/supplemental data:
Net assets, end of period (millions)      0.4      7.7      6.8     3.7     2.2

Ratios to average net assets:#++
   Expenses                              1.35%    1.35%    1.35%   1.35%  1.35%+
   Net investment loss                  (0.76%)  (0.89%)  (0.85%) (0.68%)(0.62%)+

Portfolio turnover rate-               105.02%  148.85%   80.34%  81.06%  67.54%


     *    Commencement of operations.
     +    Annualized.
     # Includes the Fund's share of expenses, net of fees waived and expenses absorbed, Allocated from the related Portfolio.
     ^    Not annualized
     ++ Net of fee waived and expenses absorbed. The combined fees waived and expenses absorbed were 3.03%, 1.11%, 1.27%, 2.73% and 8.67%, respectively.
     - Portfolio turnover rate of PIC Growth Portfolio, in which all of the Fund's assets are invested.


                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
Financial Highlights For a share outstanding throughout each period

       Mid Cap Fund A
                                                                  December 31,
                                                                     1997*
                                       Year ended October 31,       through
                                        2001     2000     1999  October 31, 1998
                                       -----------------------------------------

Net asset value, beginning of period    29.84    15.87    10.53          10
                                       ------   ------   ------      ------
Income from investment operations:
    Net investment loss                 -0.09    -0.22    -0.11       -0.03
    Net realized and unrealized gain
    (loss) on investments               -10.82   15.13     5.45        0.56
                                       ------   ------   ------      ------
Total from investment operations       -10.91    14.91     5.34        0.53
                                       ------   ------   ------      ------
Less distributions:
    From net realized gains             -6.71    -0.94       --           -
                                       ------   ------   ------      ------
Total distributions                     -6.71    -0.94       --           -
                                        -----    -----   ------      ------
Net asset value, end of period          12.22    29.84    15.87      10.53
                                       ======   ======   ======      ======
Total return                           (45.99%)  97.09%   50.71%      5.30%^

Ratios/supplemental data:
Net assets, end of period (millions)     30.0     36.0     11.9         5.7

Ratios to average net assets:#++
    Expenses                             1.39%    1.39%    1.39%       1.04%+
    Net investment loss                 (1.02%)  (1.03%)  (1.03%)     (0.43%)+

Portfolio turnover rate-               148.64%  185.88%  144.64%     166.89%


     *    Commencement of operations.
     +    Annualized.
     # Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
     ^    Not annualized
     ++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.78%, 0.80%, 2.60% and 4.11%, respectively.
     - Portfolio turnover rate of PIC Mid Cap Portfolio, in which all of the Fund's assets are invested.



                                 PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
Financial Highlights For a share outstanding throughout each period

        Small Company Growth Fund A
                                                                     Feb. 3, 1997*
                                        Year ended October 31,           through
                                        2001     2000     1999    1998  October 31,
                                                                          1997
                                       -------------------------------------------

Net asset value, beginning of period    19.38    13.55      8.5   10.42      10
                                       ------   ------   ------  ------  ------
Income from investment operations:
        Net investment income (loss)    -0.15     0.10++   -0.3    -0.12  -0.03
        Net realized and unrealized
        gain
        (loss) on investments            -7.1     5.73     5.35    -1.8    0.45
                                       ------   ------   ------  ------  ------
Total from investment operations        -7.25     5.83     5.05   -1.92   0.42
                                       ------   ------   ------  ------  ------

Net asset value, end of period          12.13    19.38    13.55     8.5   10.42
                                       ======   ======   ======  ======  ======
Total return                           (37.41%)  43.03%   59.41% (18.43%) 4.20%^

Ratios/supplemental data:
Net assets, end of period (millions)     39.6     59.5      0.9      2.7    3.1

Ratios to average net assets:++++
        Expenses                        1.45%    1.45%    1.55%    1.55%  1.55%+
        Net investment income (loss)   (1.04%)  (0.93%)  (1.35%)  (1.23%)(1.14%)+

Portfolio turnover rate-                99.00%  143.39%  133.24%  81.75% 151.52%


     *    Commencement of operations.
     +    Annualized.
     # Includes the Fund's share of expenses, net of fees waived and expenses absorbed, Allocated from the related Portfolio.
     ^    Not annualized
     ++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.36%, 0.43%, 5.85%, 2.78% and 10.01%, respectively.
     ++ Per share numbers have been calculated using the average shares method.
     - Portfolio turnover rate of PIC Small Cap Portfolio, in which all of the Fund's assets are invested.



                       PROVIDENT INVESTMENT COUNSEL FUNDS
Financial Highlights

For a share outstanding throughout  each period
                                                    Growth
                                                    Fund B



                                          Year Ended            March 31, 1999 *
                                          October 31,               through
                                      2001           2000       October 31, 1999
                                  ----------------------------------------------
Net asset value, beginning of         19.91          18.05            17.65
                                     ------         ------           ------
period
Income from investment
operations:
    Net investment income (loss)      -0.25          -0.29            -0.07
    Net realized and unrealized
    gain (loss) on investments        (9.81)          2.15              0.47
                                     ------         ------           ------
Total from investment operations     -10.06           1.86              0.4
                                     ------         ------           ------
   From net realized gain               -              -                -

Net asset value, end of period         9.85          19.91            18.05
                                     ======         ======           ======
Total return                         (50.53%)        10.30%            2.27%^

Ratios/supplemental data:
Net assets, end of period               0.8            1.8              1.0
(millions)

Ratios to average net assets:#++
    Expenses                           2.10%          2.10%            2.10%+
    Net investment loss               (1.52%)        (1.64%)          (1.70%)+

Portfolio turnover rate              105.02%        148.85%           80.34%

                                                       Mid Cap
                                                       Fund B

                                          Year Ended            March 31, 1999 *
                                          October 31,               through
                                      2001           2000       October 31, 1999
                                  ----------------------------------------------
Net asset value, beginning of         30.42           15.6             13.03
                                     ------         ------           ------
period
Income from investment
operations:
    Net investment income (loss)      -0.36          -0.31            -0.02
    Net realized and unrealized
    gain (loss) on investments       (13.37)         15.13             2.59
                                     ------        -----             ------
Total from investment operations     -13.73         14.82              2.57
                                     ------         -----            ------
   From net realized gain             -1.22           -                 -
                                      -----
Net asset value, end of period        15.47          30.42             15.6
                                     ======         ======           ======
Total return                          46.85%)        95.00%          19.72%^

Ratios/supplemental data:
Net assets, end of period               5.6            9.4              0.7
(millions)

Ratios to average net assets:#++
    Expenses                           2.14%          2.14%            2.14%+
    Net investment loss               (1.79%)        (1.76%)          (1.69%)+

Portfolio turnover rate              148.64%        185.88%          144.64%


                                                Small Company
                                                Growth Fund B


                                          Year Ended            March 31, 1999 *
                                          October 31,               through
                                      2001           2000       October 31, 1999
                                  ----------------------------------------------
Net asset value, beginning of         18.65          13.27             9.64
                                     ------         ------           ------
period
Income from investment
operations:
    Net investment income (loss)      -0.27          -0.21            -0.06
    Net realized and unrealized
    gain (loss) on investments        (6.90)          5.59             3.69
                                     ------         ------           ------
Total from investment operations      -7.17           5.38             3.63
                                     ------         ------           ------
   From net realized gain               -              -                -

Net asset value, end of period        11.48          18.65            13.27
                                     ======         ======           ======
Total return                         (38.45%)        40.54%           37.66%^

Ratios/supplemental data:
Net assets, end of period               1.0            1.6              0.1
(millions)

Ratios to average net assets:#++
    Expenses                           2.30%          2.30%            2.30%+
    Net investment loss               (1.90%)        (1.86%)          (2.07%)+

Portfolio turnover rate               99.00%        143.39%          133.24%


     *    Commencement of operations.

     +    Annualized.

     # Includes each Funds' share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.

     ^    Not annualized.

     ++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 5.15%, 4.66% and 24.58%, respectively, in the case of the Growth Fund B, 1.39%, 1.61% and 95.73%, respectively, in the case of the Mid Cap Fund B and 5.73%, 5.59% and 204.11, respectively, in the case of the Small Company Growth Fund B.


                                 PRIVACY NOTICE

PIC Investment Trust, Provident Investment Counsel and Quasar Distributors, LLC collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                       Provident Investment Counsel Funds

                                 Balanced Fund A
                              Growth Funds A and B
                              Mid Cap Funds A and B
                       Small Company Growth Funds A and B



For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of the Funds' reports and SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                          Provident Investment Counsel
                                  P.O. Box 8943
                              Wilmington, DE 19899 Telephone: 1-800-618-7643

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available:

Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                                             (The Trust's SEC Investment Company
                                                      Act File No. is 811-06498)




                              PIC INVESTMENT TRUST

                       Statement of Additional Information
                               Dated March 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus of the Provident Investment Counsel Balanced Fund A, Provident Investment Counsel Growth Fund A, Provident Investment Counsel Mid Cap Fund A, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Growth Fund B, Provident Investment Counsel Mid Cap Fund B and Provident Investment Counsel Small Company Growth Fund B, series of PIC Investment Trust (the "Trust"), which share a common prospectus dated March 1, 2002.

The Provident Investment Counsel Balanced Fund A (the "Balanced Fund") invests in the PIC Balanced Portfolio; the Provident Investment Counsel Growth Fund A and the Provident Investment Counsel Growth Fund B (the "Growth Funds") invest in the PIC Growth Portfolio; the Provident Investment Counsel Mid Cap Fund A and the Provident Investment Counsel Mid Cap Fund B (the "Mid Cap Funds") invest in the PIC Mid Cap Portfolio; and the Provident Investment Counsel Small Company Growth Fund A and the Provident Investment Counsel Small Company Growth Fund B (the "Small Company Growth Funds") invest in the PIC Small Cap Portfolio. (In this SAI, the Balanced Fund, the Growth Funds, the Mid Cap Funds and the Small Company Growth Funds may be referred to as the "Funds," and the PIC Balanced Portfolio, PIC Technology Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio may be referred to as the "Portfolios").

Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the Funds' prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

The annual report to shareholders for the Funds for the fiscal year ended October 31, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.



                                TABLE OF CONTENTS



INVESTMENT OBJECTIVES AND POLICIES.............................................3
INVESTMENT RESTRICTIONS.......................................................11
MANAGEMENT....................................................................13
CONTROL PERSONS...............................................................17
CUSTODIAN AND AUDITORS........................................................25
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................25
PORTFOLIO TURNOVER............................................................27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................27
NET ASSET VALUE...............................................................28
TAXATION......................................................................28
DIVIDENDS AND DISTRIBUTIONS...................................................31
PERFORMANCE INFORMATION.......................................................31
GENERAL INFORMATION...........................................................35
FINANCIAL STATEMENTS..........................................................37
APPENDIX......................................................................38




                       INVESTMENT OBJECTIVES AND POLICIES

Introduction

     Each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since a Fund will not invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

     In addition to selling its shares to a Fund, a Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in a Portfolio may sell their shares to the public at prices different from those of a Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in a Portfolio. Information concerning other holders of interests in a Portfolio is available by calling (800) 618-7643.

     The Trustees of the Trust believe that this structure may enable a Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing a Fund's assets in a Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. A Fund's investment in a Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of a Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of a Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

     Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

     The Balanced Fund. The investment objective of the Balanced Fund is to provide high total return while reducing risk. There is no assurance that the Balanced Fund will achieve its objective. The Balanced Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Balanced Portfolio (the "Balanced Portfolio"). The Balanced Portfolio is a diversified open-end management investment company having the same investment objective as the Balanced Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Balanced Fund and the Balanced Portfolio. Because the investment characteristics of the Balanced Fund will correspond directly to those of the Balanced Portfolio, the discussion refers to those investments and techniques employed by the Balanced Portfolio.

     The Growth Funds. The investment objective of the Growth Funds is to provide long-term growth of capital. There is no assurance that the Growth Funds will achieve their objective. The Growth Funds will attempt to achieve their objective by investing all of their assets in shares of the PIC Growth Portfolio (the "Growth Portfolio"). The Growth Portfolio is a diversified open-end management investment company having the same investment objective as the Growth Funds. The discussion below supplements information contained in the prospectus as to investment policies of the Growth Funds and the Growth Portfolio. Because the investment characteristics of the Growth Funds will correspond directly to those of the Growth Portfolio, the discussion refers to those investments and techniques employed by the Growth Portfolio.

     The Mid Cap Funds. The investment objective of the Mid Cap Funds is to provide long-term growth of capital. There is no assurance that the Mid Cap Funds will achieve their objective. The Mid Cap Funds will attempt to achieve their objective by investing all of their assets in shares of the PIC Mid Cap Portfolio (the "Mid Cap Portfolio"). The Mid Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Mid Cap Funds. The discussion below supplements information contained in the prospectus as to investment policies of the Mid Cap Funds and the Mid Cap Portfolio. Because the investment characteristics of the Mid Cap Funds will correspond directly to those of the Mid Cap Portfolio, the discussion refers to those investments and techniques employed by the Mid Cap Portfolio.

     The Small Company Growth Funds. The investment objective of the Small Company Growth Funds is to provide capital appreciation. There is no assurance that the Small Company Growth Funds will achieve their objective. The Small Company Growth Funds will attempt to achieve their objective by investing all of their assets in shares of the PIC Small Cap Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Small Company Growth Funds. The discussion below supplements information contained in the prospectus as to investment policies of the Small Company Growth Funds and the Small Cap Portfolio. Because the investment characteristics of the Small Company Growth Funds will correspond directly to those of the Small Cap Portfolio, the discussion refers to those investments and techniques employed by the Small Cap Portfolio.

Securities and Investment Practices

     The discussion below supplements information contained in the prospectus as to investment policies of the Portfolios. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goals.

     Equity Securities. Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

     Short-Term Investments. Short-term investments are debt securities that mature within a year of the date they are purchased by a Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. A Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

     Repurchase Agreements. Repurchase agreements are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

     Options Activities. The Balanced Portfolio may write (i.e., sell) call options ("calls") on debt securities, and the Small Cap Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When any Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     These Portfolios may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If a Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

     These Portfolios also may write and purchase put options ("puts"). When a Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When a Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

     A Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     Futures Contracts. The Balanced Portfolio may buy and sell interest rate futures contracts, all the Portfolios may buy and sell stock index futures contracts. The Portfolios will not engage in transactions in futures contracts or related options for speculation, but may enter into futures contracts and related options for hedging purposes, for the purpose of remaining fully invested or maintaining liquidity to meet shareholder redemptions, to minimize trading costs, or to invest cash balances.

     A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     A futures option gives the holder, in return for the premium paid, the right to buy (call) or sell (put) to the writer of the option a futures contract at a specified price at any time during the term of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for a Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

     Investments in futures options involve some of the same risks as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, and an option may be more risky than ownership of the futures contract. In general, the market prices of options are more volatile than the market prices of the underlying futures contracts.

     A Portfolio will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the amount of margin deposit on the Portfolio's futures positions and premiums paid for such options would exceed 5% of the market value of the Portfolio's net assets.

     Foreign Securities. The Portfolios may invest in securities of foreign issuers in foreign markets. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. A Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or ADRs which are listed on a national securities exchange or included in the NASDAQ system.

     Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

     Forward Foreign Currency Exchange Contracts. The Portfolios may enter into forward contracts with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

     At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Lending Fund Securities. To increase their income, the Mid Cap Portfolio may lend its portfolio securities to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulatory requirements. In addition, the Boards of Trustees of the Balanced Portfolio, Growth Portfolio and Small Cap Portfolio have approved securities lending by these Portfolios, subject to shareholder approval. Each Portfolio has adopted an operating policy that limits the amount of loans to not more than 25% of the value of the total assets of the Portfolio. During the time a Portfolio's portfolio securities are on loan, the borrower pays a Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or secured a letter of credit. The amounts received by a Portfolio will be reduced by any fees and administrative expenses associated with such loans. In addition, such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, such securities lending will be made only when, in PIC's judgment, the income to be earned from the loans justifies the attendant risks. Loans are subject to termination at the option of a Portfolio or the borrower.

     Segregated Accounts. When a Portfolio writes an option, sells a futures contract, enters into a forward foreign currency exchange contract or sells securities short, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by a Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet a Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

     When-Issued Securities. All of the Portfolios may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Portfolio's net asset value. During the period between purchase and settlement, no payment is made by a Portfolio and no interest accrues to the Portfolio. At the time of settlement, the market value of the security may be more or less than the purchase price. A Portfolio will limit its investments in when-issued securities to less than 5% of its total assets. When a Portfolio purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its Custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

     U.S. Government Securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

     Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Among the U.S. Government securities that the Portfolios may purchase are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates"; both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an "issuer" which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interest in the pool, thus, the payments to holders include varying amounts of principal and interest. Prepayment of the mortgages underlying these securities may result in a Portfolio's inability to reinvest the principal at comparable yields.

     Another type of mortgage-backed security is the "collateralized mortgage obligation", which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

     Debt Securities and Ratings. Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                             INVESTMENT RESTRICTIONS

     The Trust (on behalf of the Funds) and the Portfolios have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of a Fund or a Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio. Except with respect to borrowing, changes in values of assets of a particular Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by such Fund or Portfolio at the time it purchases any security.

     As a matter of fundamental policy, each Portfolio is diversified; i.e., at least 75% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers each of which represents no more than 5% of the value of the Portfolio's total assets and no more than 10% of the issuer's outstanding voting securities. The Funds invest all of their assets in shares of the
Portfolios.   Each  Fund's  and  each   Portfolio's   investment   objective  is
fundamental.

     In addition, except as noted below, no Fund or Portfolio may:

     1. Issue senior securities, borrow money or pledge its assets, except that a Fund or a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it may not make investments while borrowings in excess of 5% of the value of its total assets are outstanding, provided that such borrowings may be made only to the extent that the value of the Fund's and/or the Portfolio's total assets, as the case may be, less its liabilities other than borrowings (including borrowings pursuant to item (a) or otherwise), is equal at all times to at least 300% of all borrowings (including the proposed borrowing;

     2. Make short sales of securities or maintain a short position;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     4. Write put or call options, except that (a) the Balanced Portfolio may write covered call and cash secured put options on debt securities, and the Small Cap Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices, and (b) this restriction does not apply to the Mid Cap Portfolio;

     5. Act as underwriter (except to the extent a Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that any of the Funds may invest more than 25% of their assets in shares of a Portfolio;

     7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), except that this does not apply to the Mid Cap Portfolio;

     8. Purchase or sell commodities or commodity futures contracts, except that
(a) any Portfolio may purchase and sell stock index futures contracts, (b) the Balanced Portfolio may purchase and sell interest rate futures contracts, and
(c) this does not apply to the Mid Cap Portfolio;

     9. Invest in oil and gas limited partnerships or oil, gas or mineral leases, except that this does apply to the Mid Cap Portfolio;

     10. Make loans (other than purchases of debt securities consistent with the investment policies of a Fund and Portfolio and repurchase agreements); except that (a) the Mid Cap Portfolio may make loans of portfolio securities, and (b) the Boards of Trustees of the other Portfolios have approved an amendment of this restriction to permit the other Portfolios to make loans of portfolio securities, subject to shareholder approval of this amendment;

     11. Make investments for the purpose of exercising control or management.

     The Portfolios observe the following restrictions as a matter of operating but not fundamental policy. Except as noted below, no Portfolio may:

     1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

     2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

     3. With respect to the Mid Cap Portfolio, make loans of portfolio securities in an amount exceeding 25% of their respective total assets. The Boards of Trustees of the other Portfolios have adopted a similar restriction with respect to those Portfolios, to take effect if and when the current fundamental restriction against securities lending is modified as discussed above.

     4. With respect to the Mid Cap Portfolio, write put or call options.

     5. With respect to the Mid Cap Portfolio, purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolios each have a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

     The following table lists the Trustees and officers of the Trust, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.

                              Independent Trustees
----------------------- --------- ---------- -------------------------------- ----------- --------------------
                                   Term of                                    # of
                                    Office                                    Portfolios
                                  and Length                                  in Fund
                       Position(s)   of                                       Complex
                        Held with   Time     Principal Occupation During Past Overseen by Other Directorships
Name, Address and Age   the Trust  Served    Five Years                       Trustee     Held by Trustee
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Jettie M. Edwards                                                                          Director of the
(age 55)                                                                                   PBHG Funds, Inc.;
76 Seaview Drive        Trustee   Since 1993 Consulting principal of Syrus          14     Director of PBHG
Santa Barbara, CA 93108                      Associates (consulting firm).                 Insurance Series
                                                                                           Fund, Inc.;
                                                                                           Trustee
                                                                                           of EQ Advisors
                                                                                           Trust; Trustee, PIC
                                                                                           Funds.
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Richard N. Frank
(age 78)                Trustee   Since 1993 Chief Executive Officer, Lawry's      14     N/A
234 E. Colorado Blvd.                        Restaurants, Inc. (restaurant
Pasadena, CA 91101                           company); formerly, Chairman of
                                             Lawry's Foods, Inc. (restaurants
                                             and food seasoning) (1997 -
                                             2002); Trustee, PIC Funds.
----------------------- --------- ---------- -------------------------------- ----------- --------------------
James Clayburn LaForce  Trustee   Since 1993 Dean Emeritus, John E. Anderson       14     Director of The
(age 73)                                     Graduate School of Management,               BlackRock Funds and
P.O. Box 1585                                University of California, Los                Trustee of The
Pauma Valley, CA 95061                       Angeles (1993 - Present);                    Payden & Rygel
                                             Trustee, PIC Funds.                          Investment Trust and
                                                                                          Trust
                                                                                          of
                                                                                          Investment
                                                                                          Managers
                                                                                          (registered
                                                                                          investment
                                                                                          companies;
                                                                                          Director
                                                                                          of
                                                                                          the
                                                                                          Timken
                                                                                          Co.
                                                                                          (bearings
                                                                                          and
                                                                                          alloy
                                                                                          steel
                                                                                          manufacturing
                                                                                          firm)
                                                                                          and
                                                                                          Jacobs
                                                                                          Engineering
                                                                                          Group
                                                                                          (engineering
                                                                                          firm);
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Angelo R. Mozilo                             Chairman, CEO and President of
(age 63)                Trustee   Since 1993 Countrywide Credit Industries         14              N/A
155 N. Lake Avenue                           (mortgage banking) since 1968.
Pasadena, CA 91101
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Wayne H. Smith          Trustee   Since 1993 Vice President Financial Services     14     Director, Sunlaw
(age 60)                                     Corporation (pressure sensitive              Energy Company (an
150 N. Orange                                material and office products                 independent
Grove Blvd.                                  manufacturer) (June 2001 to                  electrical power
Pasadena, CA 91103                           Present); Vice President and                 company, Vernon,
                                             Treasurer of Avery Dennison                  California (2/1/2002
                                             Corporation (pressure sensitive              to Present).
                                             material and office products
                                             manufacturer) (1979 - June
                                             2001); Trustee, PIC Funds
----------------------- --------- ---------- -------------------------------- ----------- --------------------


                         Interested Trustees & Officers

----------------------- --------- ---------- ---------------------------------------- ---------- -------------
                                                                                      # of
                                                                                      Portfolios
Name, Address and Age  Position(s) Term of                                            in Fund
                                   Office                                             Complex    Other
                                  and Length Principal Occupation                     Overseen   Directorships
                        Held with    of       During Past Five                         by        Held by
                        the Trust Time Served      Years                              Trustee    Trustee
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
Thomas J. Condon
 (age 61)               Trustee   Since 1993 Managing Director of the Advisor;            14        N/A
300 North Lake Avenue                        Trustee, PIC Funds.

Pasadena, CA 91101
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
Aaron W.L. Eubanks, Sr.
(age 37)                Vice      Since 1999 Chief Operating Officer of the Advisor       14        N/A
300 North Lake Avenue   President            since August 1999; formerly, Director
                        and                  of Operations of the Advisor.
Pasadena CA 91101       Secretary
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
Thomas M. Mitchell
(age 56)                Trustee   Since 2000 Managing Director of the Advisor since       14        N/A
300 North Lake Avenue   and                  May 1995; Executive Vice President of
                        President            the Advisor from May 1983 to May 1999;
Pasadena, CA 91101                           Trustee, PIC Investment Trust, PIC
                                             Technology Portfolio, PIC Balanced
                                             Portfolio, PIC Mid Cap Portfolio and
                                             PIC Small Cap Portfolio (the "PIC
                                             Funds").
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
William T. Warnick
(age 31)                Vice      Since 1999 Chief Financial Officer of the Advisor       14        N/A
300 North Lake Avenue   President            since August 1999; formerly Controller
                        and                  of the Advisor.
Pasadena, CA 91101      Treasurer
----------------------- --------- ---------- ---------------------------------------- ---------- -------------


Board Committees
         The Board has three standing committees as described below :
--------------------------------------------------------------------------------
Audit Committee
--------------------------------------------------------------------------------
Members                 Description                      Meetings
-------                 -----------                      --------
Jettie M. Edwards       Responsible for advising the     At least once annually.
Richard N. Frank        full Board with respect to
James Clayburn LaForce  accounting, auditing and
Angelo R. Mozilo        financial matters affecting
Wayne H. Smith          the Trust.




--------------------------------------------------------------------------------
Nominating Committee
--------------------------------------------------------------------------------
Members                 Description                      Meetings
-------                 -----------                      --------
Jettie M. Edwards       Responsible for seeking and      As necessary.
Richard N. Frank        reviewing candidates for
James Clayburn LaForce  consideration as nominees for
Angelo R. Mozilo        Trustees as is considered
Wayne H. Smith          necessary from time to time



Board Interest in the Portfolios

Various Board members own shares of certain Funds that are feeder funds into the Portfolios in the following dollar ranges as indicated below:

A.   $1-$10,000
B.   $10,001-$50,000
C.   $50,001-$100,000
D.   over $100,000



                        Balanced    Growth Fund   Growth Fund B    Mid Cap     Mid Cap Fund
Name of Trustee          Fund A          A                          Fund B           B
----------------------  ----------- ------------- -------------- ------------- --------------
Jettie Morrill Edwards     --            --            --             A             --
Wayne Smith                --            --            --             --            --
Angelo Mozilo              --            B             --             --            --
James Clayborn LaForce     --            --            --             --            --
Richard Nathan Frank       --            --            --             D             --



                                                           Aggregate Dollar Range of Equity Securities
                        Small Company    Small Company       in All Registered Investment Companies
                        Growth Fund A    Growth Fund B     Overseen by Trustee in Family of Investment
Name of Trustee                                                             Companies
----------------------  --------------- ----------------- ----------------------------------------------
Jettie Morrill Edwards        --                --                               A
Wayne Smith                    C                --                               C
Angelo Mozilo                  A                --                               B
James Clayborn LaForce         A                --                               A
Richard Nathan Frank           D                --                               D

Trustee Interest in Advisor, Distributor or Affiliates
     Neither the Trustees who are "not interested" persons of the Portfolios, as that term is defined in the 1940 Act, nor members of their immediately families, own securities beneficially or of record in the Investment Adviser, the Distributor or any affiliate of the Advisor of Distributor as shown by the chart below. Accordingly, neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates.

Trustee Interest in Any Material Transactions with Investment Adviser, Distributor or Affiliates
     During the two most recently completed calendar years (i.e., since January 1, 2000), neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,0000 and to which the Advisor, the Distributor or any affiliate of the Investment Advisor of Distributor were a party.

Compensation

The following compensation was paid to each of the following Trustees for the fiscal year ended October 31, 2001. No other compensation or retirement benefits were received by any Trustee or officer from the Trust or other registered investment company in the "Fund Complex."

---------------------- ------------ ------------ ------------ ------------ ---------------
                                                 Deferred     Deferred     Total
                                                 Compensation Compensation Compensation
                        Aggregate    Aggregate   Accrued      Accrued as   From Trust and
                       Compensation Compensation as Part      Part of      Portfolios paid
     Name of Trustee    from Trust  from         of Trust     Portfolios   to Trustee
                                    Portfolios   Expenses                  Expenses
---------------------- ------------ ------------ ------------ ------------ ---------------
Jettie M. Edwards      $12,000      (12,000)     $-0-         $-0-         $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------
Wayne H. Smith         $12,000      $12,000      $-0-         $-0-         $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------
Richard N. Frank       $-0-         $-0-         $11,500      $11,500      $23,000
---------------------- ------------ ------------ ------------ ------------ ---------------
James Clayburn LaForce $-0-         $-0-         $12,000      $12,000      $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------
Angelo R. Mozilo       $-0-         $-0-         $12,000      $12,000      $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------

                                 CONTROL PERSONS

     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Trust.

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Balanced Fund A as of February 28, 2002:

National Financial Services Corp,
For Exclusive Benefit of our customers - 9.77%
New York, NY 10008

United California Bank Trustee, FBO Beth Whipple - 8.27%
Los Angeles, CA 90060


UMBSC & Co Trustee, FBO Lillick & Charles LLP - 59.74% Kansas City, MO 64141


     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Growth Fund A as of February 28, 2002:

Merrill Lynch, Attn Mutual Fund Admin. - 26.94%
Jacksonville, FL

John D. Gibbons - 5.55%
San Antonio, TX

David E Cronenbold, Jr. - 8.66%
Calabasas, CA

Larry Tashjian and Karen D Tashjian
Trustees for Tashjian Family Trust - 37.78%
La Canada, CA

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Mid Cap Fund A as of February 28, 2002:


George E Handtmann III Trustee, For
Handtmann Family Trust - 5.34%
Carpinteria, CA 93013


Merrill Lynch, Attn Fund Admin - 13.20%
Jacksonville, FL 32246

State Street Corp FBO
City of Roanoke Pension Plan - 30.73%
Quincy, MA

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Small Company Growth Fund A as of February 28, 2002:

UMBSC & Co Trustee, FBO IBC Savings - 6.19% Kansas City, MO 64141

Strafe & Co  - 12.37%
Westerville, OH 43086

Charles Schwab & Co Inc., Special
Custody Acct for Ben of Cust  -  8.60%
San Francisco, CA 94104

Atlantic Trust Company NA Nominee Account  - 13.19%
Boston, MA 02110

UMBSC & Co, FBO Interstate Brands Corp - 26.62% Kansas City, MO 64141

UMBSC & Co, FBO Interstate Brands Unit Elect-Mod - 11.62% Kansas City, MO 64141

     To the knowledge of the Trust, as of February 28, 2002, Merrill Lynch, for sole benefit of its customers, Jacksonville, FL 32246 and Robert Baird Co., Inc., Milwaukee, WI 53202, owned 80.05% and 6.00%, respectively, of the outstanding shares of the Growth Fund B.

         As of February 28, 2002, shares of the Funds owned by the Trustee and officers as a group were less than 1%.

The Advisor

     The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to separate Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of Old Mutual plc, a public limited company based in the United Kingdom. Old Mutual is a financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance. On September 26, 2000, Old Mutual acquired the assets of United Asset Management Corporation, the Advisor's parent company; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.

     For its services, the Advisor receives a fee from the Balanced Portfolio at an annual rate of 0.60% of its average net assets, from the Growth Portfolio 0.80% of its average net assets, from the Small Cap Portfolio 0.80% of its average net assets and from the Mid Cap Portfolio 0.70% of its average net assets.

     For the fiscal year ended October 31, 2001, the Balanced Portfolio paid the Advisor fees of $61,865, net of a waiver of $86,535. For the same period, the Growth Portfolio paid the Advisor fees of $876,361, net of a waiver of $21,125. For the same period, the Mid Cap Portfolio paid the Advisor fees of $133,569, net of a waiver of $93,892. For the same period, the Small Cap Portfolio paid the Advisor fees of $1,975,820.

     For the fiscal year ended October 31, 2000, the Balanced Portfolio paid the Advisor fees of $123,802, net of a waiver of $102,737. For the same period, the Growth Portfolio paid the Advisor fees of $1,665,351, net of a waiver of $1,869. For the same period, the Mid Cap Portfolio paid the Advisor fees of $121,216, net of a waiver of $104,920. For the same period, the Small Cap Portfolio paid the Advisor fees of $2,771,902.

     For the fiscal year ended October 31, 1999, the Balanced Portfolio paid the Advisor fees of $101,317, net of a waiver of $90,404. For the same period, the Growth Portfolio paid the Advisor fees of $1,329,942, net of a waiver of $7,147. For the same period, the Mid Cap Portfolio accrued advisory fees of $58,869, all of which were waived. For the same period the Small Cap Portfolio paid the Advisor fees of $1,789,614, net of a waiver of $3,878.

     Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).

     The Advisor also provides certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust.

     During the fiscal years ended October 31, 2001, 2000 and 1999, the Advisor earned fees from the Balanced Fund A of $49,340, $74,654 and $63,395, respectively; from the Growth Fund A of $4,436, $16,931 and $11,251, respectively; from the Small Company Growth Fund A of $95,155, $65,436 and $2,263, respectively; and from the Mid Cap Fund A of $47,363, $52,271 and $16,589, respectively. During the fiscal years ended October 31, 2001 and 2000 and the period March 31, 1999 through October 31, 1999, the Advisor earned fees from the Growth Fund B of $2,671, $3,368 and $458, respectively; from the Mid Cap Fund B of $14,775, $11,369 and $124, respectively; and from the Small Company Growth Fund B in the amounts of $2,504, $2,451 and $59, respectively.

     The Advisor has agreed to limit the aggregate expenses of the Balanced Fund A, Growth Fund A, Mid Cap Fund A and Small Company Growth Fund A (including expenses allocated from the respective Portfolio) to 1.05%, 1.35%, 1.39% and 1.45% (effective May 1, 2000), respectively, of each Fund's average daily net assets. The Advisor has agreed to limit the aggregate expenses of the Growth Fund B, Mid Cap Fund B and Small Company Growth Fund B (including expenses allocated from the respective Portfolio) through March 20211 to 2.10%, 2.14% and 2.30%, respectively, of each Fund's average daily net assets. As a result, for the fiscal year ended October 31, 2001, the Advisor waived fees and reimbursed expenses of the Funds as follows:

                                        Waived            Reimbursed
                                          Fees             Expenses

Balanced Fund A                         $49,340           $102,863
Growth Fund A                             4,436             62,357
Mid Cap Fund A                           47,363             68,784
Small Company Growth Fund A              95,155             74,094
Growth Fund B                             2,671             65,821
Mid Cap Fund B                           14,775             66,655
Small Company Growth Fund B               2,504             69,189

     The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds (or the Portfolios) if, within three subsequent years, a Fund's expenses are less than the limit agreed to by the Advisor. For the fiscal year ended October 31, 2001, the Small Cap Portfolio reimbursed the Advisor for expenses in the amount of $3,931.

The Administrator

     The Funds and the Portfolios each pay a monthly administration fee to U.S. Bancorp Fund Services, LLC for managing some of their business affairs. Each Fund pays an annual fee of $15,000. Each Portfolio pays an annual administration fee of 0.10% of its average net assets. Each Portfolio, other than the Balanced Portfolio (which has no minimum), is subject to an annual minimum administration fee of $45,000.

     On July 3, 2001, Investment Company Administration, LLC ("ICA") was acquired by U.S. Bancorp and its affiliates. On December 31, 2001, ICA changed its name to U.S. Bancorp Fund Services, LLC.

     For the fiscal year ended October 31, 2001, the Balanced Portfolio, Growth Portfolio, Mid Cap Portfolio and Small Cap Portfolio paid $24,733, $112,186, $45,625 and $246,977, respectively, in administration fees. For the fiscal year ended October 31, 2000, the Balanced Portfolio, Growth Portfolio, Mid Cap Portfolio and Small Cap Portfolio paid $37,756, $208,403, $45,552 and $346,488, respectively, in administration fees. For the fiscal year ended October 31, 1999, the Balanced Portfolio, Growth Portfolio, Mid Cap Portfolio and Small Cap Portfolio paid $31,954, $167,136, $45,625 and $224,187, respectively, in administration fees.

The Distributor

     On October 1, 2001, Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202, purchased First Fund Distributors, Inc. and effectively assumed the role as the Trust's principal underwriter. The Distributor is an affiliate of the Administrator.

     For the fiscal year ended October 31, 2001, the aggregate sales commissions received by the Distributor with respect to Balanced Fund A were $665; with respect to Growth Fund A were $319; with respect to Mid Cap Fund A were $3,535; and with respect to Small Company Growth Fund A were $517. For the fiscal year ended October 31, 2000, the aggregate sales commissions received by the Distributor with respect to Balanced Fund A were $1,180; with respect to Growth Fund A were $1,989; with respect to Mid Cap Fund A were $14,565; and with respect to Small Company Growth Fund A were $5,652.


Distribution Plans

     The Trustees and/or shareholders of the Trust have adopted, on behalf of each Fund A, a Distribution Plan (the "A Plan") pursuant to Rule 12b-1 under the 1940 Act. The A Plan provides that each Fund A will pay a 12b-1 fee to the Distributor at an annual rate of up to 0.25% of its average daily net assets for expenses incurred in marketing its shares, including advertising, printing and compensation to securities dealers or other industry professionals.

     The Trustees of the Trust have adopted, on behalf of each Fund B, a Distribution Plan (the "B Plan") pursuant to Rule 12b-1 under the 1940 Act. The B Plan provides for the payment of a distribution fee at the annual rate of up to 0.75% of each Fund B's average daily net assets for expenses incurred in marketing its shares and a service fee at the annual rate of up to 0.25% of each Fund B's average daily net assets.

     For the fiscal  year ended  October  31,  2001,  the  Balanced  Fund A paid
$61,675 under its Plan, of which $24,506 was paid as compensation to broker-dealers, $24,098 was compensation to sales personnel, $439 was for reimbursement of advertising and marketing materials expenses, $5,240 was for reimbursement of printing and postage expenses and $7,392 was for miscellaneous other expenses. During the same period, the Growth Fund A paid $5,546 under its Plan, of which $2,179 was paid as compensation to broker-dealers, $1,745 was compensation to sales personnel, $53 was for reimbursement of advertising and marketing materials expenses, $1,025 was for reimbursement of printing and postage expenses and $544 was for miscellaneous other expenses. During the same period, the Mid Cap Fund A paid $59,204 under its Plan, of which $29,924 was paid as compensation to broker-dealers, $16,904 was compensation to sales personnel, $399 was for reimbursement of advertising and marketing materials expenses, $5,247 was for reimbursement of printing and postage expenses and $6,730 was for miscellaneous other expenses. During the same period, the Small Company Growth Fund A paid $118,944 under its Plan, of which $12,625 was paid as compensation to broker-dealers, $76,892 was compensation to sales personnel, $883 was for reimbursement of advertising and marketing materials expenses, $11,630 was for reimbursement of printing and postage expenses and $16,914 was for miscellaneous other expenses.

     For the fiscal year ended October 31, 2001, the Growth Fund B paid $10, 017 under its Plan, of which $1,161 was paid as compensation to broker-dealers; $3,849 was compensation to sales personnel, $90 was for reimbursement of advertising and marketing materials expenses, $3,269 was for reimbursement of printing and postage expenses and $1,648 was for miscellaneous other expenses. During the same period, the Mid Cap Fund B paid $55,407 under its Plan, of which $17,537 was paid as compensation to broker-dealers; $20,617 was compensation to sales personnel, $445 was for reimbursement of advertising and marketing materials expenses, $8,320 was for reimbursement of printing and postage expenses and $8,488 was for miscellaneous other expenses. During the same period, the Small Company Growth Fund B paid $9,390 under its Plan, of which $2,678 was paid as compensation to broker-dealers; $2,843 was compensation to sales personnel, $63 was for reimbursement of advertising and marketing materials expenses, $2,603 was for reimbursement of printing and postage expenses and $1,203 was for miscellaneous other expenses.

Shareholder Services Plan

     On May 15, 1998, the Board of Trustees approved the implementation of a Shareholder Services Plan (the "Services Plan") under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each Fund A will pay the Advisor a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets. The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a "Participating Organization") out of the fees the Advisor receives from the Funds under the Services Plan to the extent that the Participating Organization performs shareholder servicing functions for Fund A shares owned by its customers.

     During the fiscal year ended October 31, 2001, Balanced Fund A, Growth Fund A, Mid Cap Fund A and Small Company Growth Fund A paid $37,005, $3,327, $35,523 and $71,366, respectively, in shareholder servicing fees. During the fiscal year ended October 31, 2001, Growth Fund B, Mid Cap Fund B and Small Company Growth Fund B paid $3,339, $18,469 and $3,130, respectively, in shareholder servicing fees.

Dealer Commissions
     The Distributor pays a portion of the sales charges imposed on purchases of the Fund A shares to retail dealers, as follows: Dealer Commission as a % of Your investment offering price

                           Up to $49,000                               5.00%
                           $50,000-$99,999                             3.75
                           $100,000-$249,999                           2.75
                           $250,000-$499,999                           2.00
                           $500,000-$999,999                           1.60
                           $1,000,000 and over                            *

* The Distributor pays a commission of up to 1.00% to financial institutions that initiate purchases of $1 million or more.

                             CUSTODIAN AND AUDITORS

     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Funds' assets. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as each Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Distributor and Administrator are affiliated companies. The Trust's independent accountants, PricewaterhouseCoopers LLP, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolios or the Funds which invest in the Portfolios.

     The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.

     During the fiscal year ended October 31, 2001, the Balanced Portfolio paid $25,768 in brokerage commissions, of which $5,580 was paid to brokers who furnished research services. During the fiscal year ended October 31, 2000, the Balanced Portfolio paid $40,850 in brokerage commissions, of which $3,707 was paid to brokers who furnished research services. During the fiscal year ended October 31, 1999, the Balanced Portfolio paid $33,433 in brokerage commissions, of which $2,372 was paid to brokers who furnished research services.

     During the fiscal year ended October 31, 2001, the Growth Portfolio paid $199,880 in brokerage commissions, of which $19,768 was paid to brokers who furnished research services. During the fiscal year ended October 31, 2000, the Growth Portfolio paid $338,144 in brokerage commissions, of which $11,375 was paid to brokers who furnished research services. During the fiscal year ended October 31, 1999, the Growth Portfolio paid $214,042 in brokerage commissions, of which $17,604 was paid to brokers who furnished research services.

     During the fiscal year ended October 31, 2001, the Mid Cap Portfolio paid $62,594 in brokerage commissions, of which $3,002 was paid to brokers who furnished research services. During the fiscal year ended October 31, 2000, the Mid Cap Portfolio paid $53,458 in brokerage commissions, of which $2,763 was paid to brokers who furnished research services. During the fiscal year ended October 31, 1999, the Mid Cap Portfolio paid $22,029 in brokerage commissions, of which $234 was paid to brokers who furnished research services.

     During the fiscal year ended October 31, 2001, the Small Cap Portfolio paid $342,040 in brokerage commissions, of which $23,679 was paid to brokers who furnished research services. During the fiscal year ended October 31, 2000, the Small Cap Portfolio paid $368,155 in brokerage commissions, of which $41,358 was paid to brokers who furnished research services. During the fiscal year ended October 31, 1999, the Small Cap Portfolio paid $341,189 in brokerage commissions, of which $25,493 was paid to brokers who furnished research services.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Portfolios.

     The debt securities which will be a major component of the Balanced Portfolio's portfolio are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolios directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER

     Although the Portfolios generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." Balanced Portfolio's portfolio turnover rate for the fiscal years ended October 31, 2001 and 2000 was 157.34% and 206.19%, respectively. Growth Portfolio's portfolio turnover rate for the fiscal years ended October 31, 2001 and 2000 was 105.02% and 148.85%, respectively. Mid Cap Portfolio's portfolio turnover rate for the fiscal years ended October 31, 2001 and 2000 was 148.64% and 185.88%, respectively. Small Cap Portfolio's portfolio turnover rate for the fiscal years ended October 31, 2001 and 2000 was 99.00% and 143.39%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

     The contingent deferred sales charge imposed on Fund B shares does not apply to (a) any redemption pursuant to a tax-free return of an excess contribution to an individual retirement account or other qualified retirement plan if the Fund is notified at the time of such request; (b) any redemption of a lump-sum or other distribution from qualified retirement plans or accounts provided the shareholder has attained the minimum age of 70 1/2 years and has held the Fund shares for a minimum period of three years; (c) any redemption by advisory accounts managed by the Advisor or its affiliates; (d) any redemption made by employees, officers or directors of the Advisor or its affiliates; (e) any redemption by a tax-exempt employee benefit plan if continuation of the investment would be improper under applicable laws or regulations; and (f) any redemption or transfer of ownership of shares following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code (the "Code"), of a shareholder if the Fund is provided with proof of death or disability and with all documents required by the Transfer Agent within one year after the death or disability.

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). The Trust has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

                                 NET ASSET VALUE

     The net asset value of a Fund's and a Portfolios' shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. Each Fund's and Portfolio's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by each Portfolio or Fund plus any cash or other assets
(including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio or Fund outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the- counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Trustees.

                                    TAXATION

Portfolios' Tax Status
     Each Portfolio will be treated as a partnership rather than as a regulated investment company or a corporation under the Code. Accordingly, any interest, dividends and gains or losses of a Portfolio will be deemed to have been "passed through" to the Funds and the other investors in the Portfolio in proportion to their respective interests in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

Funds' Tax Status

     The Funds will each be taxed as separate entities under the Code and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds (but not their shareholders) will be relieved of federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have paid by the Fund and received by the shareholders on the record if the dividends are paid by the fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

Special Tax Considerations
     Dividends and interest received by the Portfolios may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Fund shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments held by the Portfolios. If more than 50% in value of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporation, the Funds investing in the Portfolio will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Funds will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable income or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a non-resident alien individual or foreign corporation, may be subject to U.S. withholding tax on the income resulting from a Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Funds will report annually to their shareholders the amount per share of such withholding taxes.

     Many of the options, futures and forward contracts used by the Portfolios are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Section 1256 contracts held by the Portfolios at the end of their fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

     Generally, the transactions in options, futures and forward contracts undertaken by the Portfolios may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolios. In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Portfolios and taxed as ordinary income when distributed to shareholders of the Funds. The Portfolios may make certain elections available under the Code which are applicable to straddles. If a Portfolio makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

     The tests which the Funds must meet to qualify as RICs, described above, may limit the extent to which the Portfolios will be able to engage in transactions in options, futures contracts or forward contracts.

     Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as "section 988" gains or losses. Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     Each Fund is required to withhold a certain percentage of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold a certain percentage of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Total Return

     Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The Funds' return computed at the public offering price (using the maximum sales charge for Fund A shares and the applicable CDSC for Fund B shares) for the periods ended October 31, 2001 are set forth below*:

Average Annual Total Return
                              One Year  Five Years   Life of Fund**
                              --------  ----------   -------------
Balanced Fund A               34.19%    4.75%        7.40%
Growth Fund A                 53.20%    N/A          1.47%
Mid Cap Fund A                49.10%    N/A          12.89%
Small Company Growth Fund A   41.01%    N/A          2.86%
Growth Fund B                 53.00%    N/A          21.10%
Mid Cap Fund B                49.51%    N/A          7.67%
Small Company Growth Fund B   41.52%    N/A          5.93%
-----------------

* Certain fees and expenses of the Funds have been reimbursed from inception through October 31, 2001. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.

** The inception dates for the Funds are as follows: Balanced Fund A - June 11, 1992 ; Growth Fund A - February 3, 1997; Mid Cap Fund A - December 31, 1997; Small Company Growth Fund A - February 3, 1997; Growth Fund B, Mid Cap Fund B and Small Company Growth Fund B - March 31, 1999.

     Average Annual Total Return (after Taxes on Distributions) - The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                              P(1 + T)(n) = ATV(D)

     Where:
           "P"      =  represents a hypothetical initial investment of $1,000;
           "T"      =  represents average annual total return;
           "n"      =  represents the number of years; and
           "ATV(D)" =  represents the ending value of the hypothetical  initial investment after taxes on distributions, not after taxes on redemption.
                       Dividends and other
                       distributions are assumed to
                       be reinvested in shares at
                       the prices in effect on the
                       reinvestment dates. ATV(D)
                       will be adjusted to reflect
                       the effect of any absorption
                       of Fund expenses by the
                       Investment Adviser.


     The average annual total returns for the following periods are as follows:

Average Annual Total Return (after Taxes on Distributions)
                                One Year    Five Years      Life of Fund*
                                --------    ----------      -------------
Balanced Fund A
Growth Fund A
Mid Cap Fund A
Small Company Growth Fund A
Growth Fund B
Mid Cap Fund B
Small Company Growth Fund B
----------------
* The inception dates for the Funds are as follows: Balanced Fund A - June 11, 1992 ; Growth Fund A - February 3, 1997; Mid Cap Fund A - December 31, 1997; Small Company Growth Fund A - February 3, 1997; Growth Fund B, Mid Cap Fund B and Small Company Growth Fund B - March 31, 1999.


Quotations of average annual total return after taxes on distributions for a five year and ten year period ended on the date of the most recent balance sheet referenced in the Trust's registration statement will be provided at such times as the registration statement has been in effect for such periods.

     Average Annual Total Return (after Taxes on Distributions and Redemption) - The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                              P (1+ T)(n) = ATV(DR)

     Where:
             "P"      =  represents a hypothetical initial investment of $1,000;
             "T"      =  represents average annual total return;
             "n"      =  represents the number of years; and
             "ATV(DR)"=  represents  the  ending  redeemable  value  of  the hypothetical initial investment after taxes on distributions and redemption.
                         Dividends and other
                         distributions are assumed to
                         be reinvested in shares at
                         the prices in effect on the
                         reinvestment dates. ATV(DR)
                         will be adjusted to reflect
                         the effect of any absorption
                         of Fund expenses by the
                         Investment Adviser.

     The average annual total returns for the following periods are as follows:

Average Annual Total Return (after Taxes on Distributions and Redemption)

                                 One Year    Five Years    Life of Fund*
                                 --------    ----------    -------------
Balanced Fund A
Growth Fund A
Mid Cap Fund A
Small Company Growth Fund A
Growth Fund B
Mid Cap Fund B
Small Company Growth Fund B
-------------------
* The inception dates for the Funds are as follows: Balanced Fund A - June 11, 1992 ; Growth Fund A - February 3, 1997; Mid Cap Fund A - December 31, 1997; Small Company Growth Fund A - February 3, 1997; Growth Fund B, Mid Cap Fund B and Small Company Growth Fund B - March 31, 1999.

Quotations of average annual total return after taxes on distributions and redemption for a five year and ten year period ended on the date of the most recent balance sheet referenced in the Trust's registration statement will be provided at such times as the registration statement has been in effect for such periods.

Yield

     Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                       --
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

     Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

     Each Fund is a diversified series of the Trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created ten series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     Prior to October 31, 1999, the Provident Investment Counsel Funds A were called Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Pinnacle Mid Cap Fund and Provident Investment Counsel Pinnacle Small Company Growth Fund.

     Each Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

     The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

     The Boards of the Trust, the Portfolios, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Portfolios.

                              FINANCIAL STATEMENTS

     The annual report to shareholders for the Funds for the fiscal year ended October 31, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.



                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.


                          Provident Investment Counsel

                                  Growth Fund I


                                   Prospectus
                                  March 1, 2002

Contents

Key Facts                                An Overview of the Fund
                                         Risk/Return Summary
                                         The Principal Goal, Strategies and
                                         Risks of the Fund
                                         Who May Want to Invest
                                         Performance
                                         Fees and Expenses
                                         Structure of the Fund and the Portfolio
                                         More Information About the Fund's
                                         Investments, Strategies and Risks
                                         Management

Your Account                             Ways to Set Up Your Account
                                         Calculation of Net Asset Value
                                         How to Buy Shares
                                         How to Sell Shares
                                         Important Redemption Information
                                         Investor Services

Shareholder Account Policies             Dividends, Capital Gains and Taxes
                                         Distribution Options
                                         Understanding Distributions
                                         Transaction Details
                                         Financial Highlights
                                         Privacy Notice
Key Facts

An Overview of the Fund

Management: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Fund's Advisor. PIC is now an indirect, wholly-owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking business.

Structure: Unlike most mutual funds, the Fund's investment in portfolio securities is indirect. The Fund first invests all of its assets in the PIC Growth Portfolio (the "Portfolio"). The Portfolio, in turn, acquires and manages individual securities. The Fund has the same investment objective as the Portfolio. This is often referred to as a master-feeder fund structure. Investors should carefully consider this investment approach.

For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.

Risk/Return Summary

The Principal Goals, Strategies and Risks of the Fund

Goal:  Long term growth of capital.

Strategy: The Fund invests in the Portfolio. The Portfolio invests at least 65% of its assets in growth stocks. PIC defines growth stocks as the stocks of those companies with high rates of growth in sales and earnings, strong financial characteristics, a proprietary product, industry leadership, significant management ownership and well thought out management goals, plans and controls. Although PIC may invest in companies of any size, it may choose to invest a significant portion of the Portfolio's assets in small and medium companies. In selecting common stocks, PIC does an analysis of, and invests in, individual companies which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the domestic equity market in general.

Risks: These primary investments risks apply to the Fund: market risk and small and medium company risk. See page __for these risks and primary investment risks of the Fund.

The Principal Risks of Investing in the Fund

By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

Market Risk: The value of the Portfolio's investments will vary from day to day. The value of the Portfolio's investments generally reflect market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

Small and Medium Company Risk: The Portfolio may invest in the securities of small and medium-sized companies. The securities of medium and small, less well-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity. These risks are greater for small-sized companies.

Foreign Securities: The Portfolio may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Portfolio's investments and its ability to enforce contracts.

Portfolio Turnover Risk: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund's performance.

Who May Want to Invest

The Fund may be appropriate for investors who are seeking capital appreciation through a diversified portfolio of securities of companies of any size, but are willing to accept the greater risk of investing in growth stocks.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total returns have varied from year to year. The table shows the Fund's average returns over time compared with broad-based market indices. This past performance will not necessarily continue in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(K) plans and individual retirement accounts. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.


[GRAPH]

                                 GROWTH FUND I
                        CALENDAR YEAR TOTAL RETURNS (%)

1993            0.80%

1994           -2.55%

1995           23.53%

1996           20.69%

1997           27.35%

1998           39.10%

1999           34.36%

2000          -25.63%

2001          -31.16


Best quarter: up 28.81%, 4th quarter 1999
Worst quarter: down -27.16%, 3rd quarter 2001

Average Annual Total Returns as of December 31, 2001


                                                                            Since Inception
                                                1 Year         5 Years      (June 11, 1992)
                                                ------         -------      ---------------
Growth Fund I
     Return Before Taxes                        -31.16%        4.03%        7.61%
     Return After Taxes on Distributions        -31.16%        1.33%        5.76%
     Return After Taxes on Distributions and
     Sale of Fund Shares
                                                -18.98%        4.14%        6.75%
S&P 500 Index*                                  -11.86%        10.70%       13.64%
Russell 2000 Growth Index*                      -20.42%        8.27%        12.09%

* The S&P 500 Index is an unmanaged index that includes the reinvestment of dividends but does not include adjustments for brokerage, custodian and advisory fees. This index is generally considered representative of the U.S. large capitalization market.

** The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees
  (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price, whichever is less)     None
Redemption fee                                                       None
Exchange fee                                                         None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund and/or Portfolio assets)

Management Fee (paid by the Portfolio)                               0.80%
Administration Fee to PIC (paid by the Fund)                         0.20%
Other Expenses (paid by both)                                        0.46%
                                                                     -----

Total Annual Fund Operating Expenses                                 1.46%
Expense Reimbursements**                                             (0.21%)
                                                                     ------

Net Expenses                                                         1.25%
                                                                     =====
-----------------

* The table above and the Example below reflect the expenses of the Fund and the Portfolio.

** Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses until March 1, 2002. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by PIC. Any reimbursements to PIC are subject to approval by the Board of Trustees.

Example: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example is only an illustration, and your actual costs may be higher or lower. Let's say, hypothetically, that the Fund's annual return is 5% , that all dividends and distributions are reinvested and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown if you redeemed your shares at the end of the period:

After 1 year                           $  127
After 3 years                             397
After 5 years                             686
After 10 years                          1,511

Structure of the Fund and the Portfolio

The Fund seeks to achieve  its  investment  objective  by  investing  all of its assets in the Portfolio. The Portfolio is a separate registered investment company with the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objective cannot be changed without shareholder approval. The Portfolio may sell its shares to other funds and institutions as well as to the Fund. All who invest in the Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Fund's prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

More Information About the Fund's Investments, Strategies and Risks

As described earlier, the Fund invests all of its assets in the Portfolio. This section gives more information about how the Portfolio invests.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a "bottom-up" approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls, and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

The Portfolio invests to a limited degree in foreign securities, but is authorized to invest up to 20% of its total assets in such securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.

In determining whether to sell a security, PIC considers the following: (a) a fundamental change in company or industry outlook; (b) the company has met or exceeded PIC's price target; (c) a review of stocks that have declined 15% from a recent high or purchase price; (d) a review of bottom decile performers; (e) a review of relative price/earnings ratios for over valuation to forward earnings; and (f) a sector is being de-emphasized. These considerations are based on PIC's research, including analytical procedures, market research and, although not always possible, meetings or discussions with management of the company.

The Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests the Portfolio's assets according to its investment strategy. However, the Portfolio may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. At those times, the Fund would not be seeking its investment objective.

The Fund seeks long term growth of capital by investing in the Portfolio, which in turn invests primarily in shares of common stock. Under normal circumstances, the Portfolio will invest at least 65% of its assets in shares of common stock. In selecting investments for the Portfolio, PIC will include companies of various sizes which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the stock market in general.

Management

PIC is the advisor to the Portfolio, in which the Fund invests. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking businesses. An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold.

The Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. Last year, as a percentage of average daily net assets, the Portfolio paid 0.78%, net of waivers.

Your Account

Ways to Set Up Your Account

Individual or Joint Tenant for your General Investment Needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement
To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

o Individual Retirement Accounts (IRAs) allow anyone of legal age and under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

o Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

o Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

o Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

o    403(b)  Custodial  Accounts are  available to employees of most  tax-exempt
     institutions,   including   schools,   hospitals   and   other   charitable
     organizations.

o 401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Gifts or Transfers to Minor (UGMA, UTMA)
To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened.

Business or Organization
For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

Calculation of Net Asset Value

Once each business day, the Fund calculates its net asset value per share ("NAV"). NAV is calculated at the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

How to Buy Shares

The price you will pay to buy Fund shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after the investment is received and accepted.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

Minimum Investments

To Open an Account                        $1 million

The Fund may, its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate.

For retirement accounts                       $250

To Add to an Account                          $250

For retirement plans                          $250

Minimum Balance                             $1,000

For retirement accounts                       $500

For Information:                      (800) 618-7643

To Invest

By Mail:

     Provident Investment Counsel Funds
     P.O. Box 8943
     Wilmington, DE 19899

By Wire:
     Call: (800) 618-7643 to set up an account and arrange a wire transfer

By Overnight Delivery:
     Provident Investment Counsel Funds
     400 Bellevue Parkway
     Wilmington, DE 19809

How to Sell Shares
You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o    You wish to redeem more than $100,000 worth of shares,

o    Your account registration has changed within the last 30 days,

o The check is being mailed to a different address from the one on your account (record address), or

o    The check is being made payable to someone other than the account owner.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund's Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a "letter of instruction" with:

o    Your name,

o    Your Fund Account number,

o    The dollar amount or number of shares to be redeemed, and

o Any other applicable requirements listed under "Important Redemption Information."

o    Unless otherwise instructed, PIC will send a check to the record address.

Mail your letter to:
Provident Investment Counsel Funds
P.O. Box 8943
Wilmington, DE 19899

Important Redemption Information


                Account Type Special Requirements

Phone                 All account types         * Your  telephone  call  must be
(800) 618-7643        except retirement         received  by 4 p.m. Eastern
                                                time to be  redeemed  on that
                                                day (maximum check request
                                                $100,000).

Mail or in            Individual, Joint         The letter of instructions must
Person                                          be signed by all persons
                                                required to sign for
                                                transactions,  exactly  as their
                                                names appear on the account.
                      Tenant, Sole
                      Proprietorship,
                      UGMA, UTMA

                      Retirement Account        * The account owner should
                                                complete a retirement
                                                distribution form. Call
                                                (800)618-7643 to
                                                request one.

                       Trust * The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                      Business or               *  At least one person
                      Organization              authorized  by  corporate
                                                resolutions to act on the
                                                account must sign theletter.

                                                * Include a corporate
                                                resolution with corporate
                                                seal or a signature guarantee.

                      Executor,                 * Call (800) 618-7643 for
                      Administrator,            instructions.
                      Conservator, Guardian

Wire                  All account types         You must sign up for the wire
                      except retirement         feature  before  using it.  To
                                                verify that it is in place, call
                                                (800)618-7643. Minimum
                                                redemption wire: $5,000.

                                                * Your wire
                                                redemption
                                                request must be
                                                received by the
                                                Fund before 4
                                                p.m. Eastern
                                                time for money
                                                to be wired the
                                                next business
                                                day.

Investor Services

PIC provides a variety of services to help you manage your account.

Information Services

PIC's telephone representatives can be reached at (800) 618-7643.

Statements and reports that PIC sends to you include the following:

o Confirmation statements (after every transaction that affects your account balance or your account registration)

o    Annual and semi-annual shareholder reports (every six months)

Transaction Services

Regular Investment Plans

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

Shareholder Account Policies

Dividends, Capital Gains and Taxes

The Fund distributes substantially all of its income and capital gains, if any, to shareholders each year in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Fund offers three options:

1. Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

Cash Option. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 591/2 years old, you can receive distributions in cash.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

Transactions Details

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to federal income tax withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold federal income taxes from your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Privilege." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

o All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

o    PIC does not accept cash or third party checks.

o When making a purchase with more than one check, each check must have a value of at least $50.

o The Fund reserves the right to limit the number of checks processed at one time.

o If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

o Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

o Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

o PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

o PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer. PIC will give you 30 days prior notice of its intention to close your account.

Financial Highlights

This table show the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP for each of the three years in the period ended October 31, 2001 and by other auditors for the prior period. PricewaterhouseCoopers LLP's reports and the Fund's financial statements are included in the Annual Report which is available upon request.


                                  Provident Investment Counsel Growth Fund I
Financial Highlights For a share outstanding throughout each year

                                                      Year Ended October 31,
                                      ---------------------------------------------------------------
                                       2001      2000       1999          1998          1997
--------------------------------------------------------------------------------------------------

Net asset value, beginning of year      20.69     21.72      17.75         18.14         16.25
                                      ------------------------------------------------------------
Income from investment operations:
     Net investment loss                -0.07     -0.18      -0.15         -0.06         -0.15
     Net realized and unrealized gain
      (loss) on investments             -7.98      2.66        5.4          3.04          3.98
                                      ------------------------------------------------------------
Total from investment operations        -8.05      2.48       5.25          2.98          3.83
                                      ------------------------------------------------------------

Less distributions:
     From net realized gains            -4.57     -3.51      -1.28         -3.37         -1.94
                                      ------------------------------------------------------------
Net asset value, end of year             8.07     20.69      21.72         17.75         18.14
                                      ============================================================

Total return                            (49.40%)  11.21%     31.08%        19.60%        26.44%

Ratios/supplemental data:
Net assets, end of year (millions)       84.4     181.3      174.4         132.4          80.0

Ratios to average net assets:#++++
     Expenses                             1.25%     1.25%      1.25%         1.25%         1.25%
     Net investment loss                 (0.67%)   (0.79%)    (0.73%)       (0.57%)       (0.38%)

Portfolio turnover rate-                105.02%   148.85%     80.34%        81.06%        67.54%


# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.

++++ Net of fees waived. The combined fees waived were 0.21%, 0.10%, 0.11%, 0.16% and 0.15%, respectively.

- Portfolio turnover rate of PIC Growth Portfolio, in which all of the Fund's assets are invested.


                                 PRIVACY NOTICE

PIC Investment Trust, Provident Investment Counsel and Quasar Distributors, LLC collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                          Provident Investment Counsel

                                  Growth Fund I



For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the Fund's reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          Provident Investment Counsel
                                  P.O. Box 8943
                 Wilmington, DE 19899 Telephone: 1-800-618-7643

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available:

Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

         (The Trust's SEC Investment Company Act File No. is 811-06498)





                              PIC INVESTMENT TRUST

                          PROVIDENT INVESTMENT COUNSEL
                                  GROWTH FUND I

                       Statement of Additional Information
                               Dated March 1, 2002


This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus dated March 1, 2002, as may be amended, of the Provident Investment Counsel Growth Fund I, a series of PIC Investment Trust (the "Trust"). The Provident Investment Counsel Growth Fund I (the "Fund") invests in the PIC Growth Portfolio (the "Portfolio") .

Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolio. A copy of the prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

The annual report to shareholders for the Fund for the fiscal year ended October 31, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.


                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.............................................2
INVESTMENT RESTRICTIONS........................................................8
MANAGEMENT....................................................................10
CONTROL PERSONS...............................................................14
CUSTODIAN AND AUDITORS........................................................17
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................17
PORTFOLIO TURNOVER............................................................18
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................19
NET ASSET VALUE...............................................................19
TAXATION......................................................................20
DIVIDENDS AND DISTRIBUTIONS...................................................22
PERFORMANCE INFORMATION.......................................................22
GENERAL INFORMATION...........................................................26
FINANCIAL STATEMENTS..........................................................27
APPENDIX......................................................................28




                       INVESTMENT OBJECTIVES AND POLICIES

Introduction. The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio is a separate registered investment company with the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

     In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in the Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available by calling
(800) 618-7643.

     The Trustees of the Trust believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

     Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

     The investment objective of the Fund is to provide long-term growth of capital. There is no assurance that the Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the Portfolio. The Portfolio is a diversified open-end management investment company having the same investment objective as the Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Fund and the Portfolio. Because the investment characteristics of the Fund will correspond directly to those of the Portfolio, the discussion refers to those investments and techniques employed by the Portfolio.

Securities and Investment Practices

     The discussion below supplements information contained in the prospectus as to investment policies of the Portfolio. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goals.

     Equity Securities. Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

     Short-Term Investments. Short-Term Investments are debt securities that mature within a year of the date they are purchased by the Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

     Repurchase Agreements. Repurchase agreements are transactions in which the Fund or the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund and the Portfolio intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

     Futures Contracts. The Portfolio may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract may be used as a hedge by any of the Portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

     The Portfolio will not purchase or sell futures contracts, as a result, the amount of margin deposit on the Portfolio's futures positions would exceed 5% of the market value of the Portfolio's net assets.

     Foreign Securities. The Portfolio may invest in foreign issuers in foreign markets. In addition, the Portfolio may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. The Portfolio may not invest more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ system.

     Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

     Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the
Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

     At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Lending Fund Securities. The Board of Trustees of the Portfolio has approved securities lending by the Portfolio, subject to shareholder approval. The Portfolio has adopted an operating policy that limits the amount of loans to not more than 25% of the value of the total assets of the Portfolio. Subject to such shareholder approval, to increase its income, the Portfolio may lend its portfolio securities to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulatory requirements. During the time the Portfolio's portfolio securities are on loan, the borrower pays the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or secured a letter of credit. The amounts received by the Portfolio will be reduced by any fees and administrative expenses associated with such loans. In addition, such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially However, such securities lending will be made only when, in PIC's judgment, the income to be earned from the loans justifies the attendant risks. Loans are subject to termination at the option of the Portfolio or the borrower.

     Segregated Accounts. When the Portfolio sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

     When-Issued Securities. The Portfolio may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Portfolio's net asset value. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. At the time of settlement, the market value of the security may be more or less than the purchase price. The Portfolio will limit its investments in when-issued securities to less than 5% of its total assets. When the Portfolio purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its Custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

     U.S. Government Securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

     Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Among the U.S. Government securities that the Portfolio may purchase are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage- backed securities include "pass-through" securities and "participation certificates"; both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an "issuer" which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interest in the pool, thus, the payments to holders include varying amounts of principal and interest. Prepayment of the mortgages underlying these securities may result in the Portfolio's inability to reinvest the principal at comparable yields.

     Another type of mortgage-backed security is the "collateralized mortgage obligation", which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

     Debt Securities and Ratings. Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.


                             INVESTMENT RESTRICTIONS

     The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund or the Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Except with respect to borrowing, changes in values of assets of the Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund or Portfolio at the time it purchases any security.

     As a matter of fundamental policy, the Portfolio is diversified; i.e., at least 75% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers each of which represents no more than 5% of the value of the Portfolio's total assets and no more than 10% of the issuer's outstanding voting securities. The Fund invests all of its assets in shares of the Portfolio. The Fund's and the Portfolio's investment objective is fundamental.

In addition, neither the Fund nor the Portfolio may:

1. Issue senior securities, borrow money or pledge its assets, except that the Fund or the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it may not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2. Make short sales of securities or maintain a short position;

3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4. Write put or call options;

5. Act as underwriter (except to the extent the Fund or the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of its assets in shares of the Portfolio;

7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts;

9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

10. Make loans (other than purchases of debt securities consistent with the investment policies of the Fund and the Portfolio and repurchase agreements) except that the Board of Trustees of the Portfolio has approved an amendment of this restriction to permit the Portfolio to make loans of portfolio securities, subject to shareholder approval of this amendment;

11. Make investments for the purpose of exercising control or management.

The Portfolio observes the following restrictions as a matter of operating but not fundamental policy. The Portfolio may not:

1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

3. The Board of Trustees of the Portfolio has adopted the following restriction which will take effect if and when the current fundamental restriction against securities lending is modified as discussed above: Make loans of portfolio securities in an amount exceeding 25% of its total assets.


                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolio has a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

     The following table lists the Trustees and officers of the Trust, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.


                              Independent Trustees
----------------------- --------- ---------- -------------------------------- ----------- --------------------
                                   Term of                                    # of
                                    Office                                    Portfolios
                                  and Length                                  in Fund
                       Position(s)   of                                       Complex
                        Held with   Time     Principal Occupation During Past Overseen by Other Directorships
Name, Address and Age   the Trust  Served    Five Years                       Trustee     Held by Trustee
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Jettie M. Edwards                                                                          Director of the
(age 55)                                                                                   PBHG Funds, Inc.;
76 Seaview Drive        Trustee   Since 1993 Consulting principal of Syrus          14     Director of PBHG
Santa Barbara, CA 93108                      Associates (consulting firm).                 Insurance Series
                                                                                           Fund, Inc.;
                                                                                           Trustee
                                                                                           of EQ Advisors
                                                                                           Trust; Trustee, PIC
                                                                                           Funds.
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Richard N. Frank
(age 78)                Trustee   Since 1993 Chief Executive Officer, Lawry's      14     N/A
234 E. Colorado Blvd.                        Restaurants, Inc. (restaurant
Pasadena, CA 91101                           company); formerly, Chairman of
                                             Lawry's Foods, Inc. (restaurants
                                             and food seasoning) (1997 -
                                             2002); Trustee, PIC Funds.
----------------------- --------- ---------- -------------------------------- ----------- --------------------
James Clayburn LaForce  Trustee   Since 1993 Dean Emeritus, John E. Anderson       14     Director of The
(age 73)                                     Graduate School of Management,               BlackRock Funds and
P.O. Box 1585                                University of California, Los                Trustee of The
Pauma Valley, CA 95061                       Angeles (1993 - Present);                    Payden & Rygel
                                             Trustee, PIC Funds.                          Investment Trust and
                                                                                          Trust
                                                                                          of
                                                                                          Investment
                                                                                          Managers
                                                                                          (registered
                                                                                          investment
                                                                                          companies;
                                                                                          Director
                                                                                          of
                                                                                          the
                                                                                          Timken
                                                                                          Co.
                                                                                          (bearings
                                                                                          and
                                                                                          alloy
                                                                                          steel
                                                                                          manufacturing
                                                                                          firm)
                                                                                          and
                                                                                          Jacobs
                                                                                          Engineering
                                                                                          Group
                                                                                          (engineering
                                                                                          firm);
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Angelo R. Mozilo                             Chairman, CEO and President of
(age 63)                Trustee   Since 1993 Countrywide Credit Industries         14              N/A
155 N. Lake Avenue                           (mortgage banking) since 1968.
Pasadena, CA 91101
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Wayne H. Smith          Trustee   Since 1993 Vice President Financial Services     14     Director, Sunlaw
(age 60)                                     Corporation (pressure sensitive              Energy Company (an
150 N. Orange                                material and office products                 independent
Grove Blvd.                                  manufacturer) (June 2001 to                  electrical power
Pasadena, CA 91103                           Present); Vice President and                 company, Vernon,
                                             Treasurer of Avery Dennison                  California (2/1/2002
                                             Corporation (pressure sensitive              to Present).
                                             material and office products
                                             manufacturer) (1979 - June
                                             2001); Trustee, PIC Funds
----------------------- --------- ---------- -------------------------------- ----------- --------------------


                         Interested Trustees & Officers

----------------------- --------- ---------- ---------------------------------------- ---------- -------------
                                                                                      # of
                                                                                      Portfolios
Name, Address and Age  Position(s) Term of                                            in Fund
                                   Office                                             Complex    Other
                                  and Length Principal Occupation                     Overseen   Directorships
                        Held with    of       During Past Five                         by        Held by
                        the Trust Time Served      Years                              Trustee    Trustee
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
Thomas J. Condon
 (age 61)               Trustee   Since 1993 Managing Director of the Advisor;            14        N/A
300 North Lake Avenue                        Trustee, PIC Funds.

Pasadena, CA 91101
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
Aaron W.L. Eubanks, Sr.
(age 37)                Vice      Since 1999 Chief Operating Officer of the Advisor       14        N/A
300 North Lake Avenue   President            since August 1999; formerly, Director
                        and                  of Operations of the Advisor.
Pasadena CA 91101       Secretary
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
Thomas M. Mitchell
(age 56)                Trustee   Since 2000 Managing Director of the Advisor since       14        N/A
300 North Lake Avenue   and                  May 1995; Executive Vice President of
                        President            the Advisor from May 1983 to May 1999;
Pasadena, CA 91101                           Trustee, PIC Investment Trust, PIC
                                             Technology Portfolio, PIC Balanced
                                             Portfolio, PIC Mid Cap Portfolio and
                                             PIC Small Cap Portfolio (the "PIC
                                             Funds").
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
William T. Warnick
(age 31)                Vice      Since 1999 Chief Financial Officer of the Advisor       14        N/A
300 North Lake Avenue   President            since August 1999; formerly Controller
                        and                  of the Advisor.
Pasadena, CA 91101      Treasurer
----------------------- --------- ---------- ---------------------------------------- ---------- -------------


Board Committees
         The Board has three standing committees as described below :
--------------------------------------------------------------------------------
Audit Committee
--------------------------------------------------------------------------------
Members                 Description                      Meetings
-------                 -----------                      --------
Jettie M. Edwards       Responsible for advising the     At least once annually.
Richard N. Frank        full Board with respect to
James Clayburn LaForce  accounting, auditing and
Angelo R. Mozilo        financial matters affecting
Wayne H. Smith          the Trust.




--------------------------------------------------------------------------------
Nominating Committee
--------------------------------------------------------------------------------
Members                 Description                      Meetings
-------                 -----------                      --------
Jettie M. Edwards       Responsible for seeking and      As necessary.
Richard N. Frank        reviewing candidates for
James Clayburn LaForce  consideration as nominees for
Angelo R. Mozilo        Trustees as is considered
Wayne H. Smith          necessary from time to time





Board Interest in the Portfolios

 None of the Board members own shares of the Growth Fund I as indicated below:

---------------------- ----------------------------------- -----------------------------------------
                       Dollar Range of Equity Securities       Aggregate Dollar Range of Equity
                                  in the Fund              Securities in all Registered Investment
                          ($1-$10,000, 10,001-$50,000,     Companies Overseen by Trustee in Family
    Name of Trustee     $50,001-$100,000, Over $100,00)            of Investment Companies
---------------------- ----------------------------------- -----------------------------------------
Jettie Morrill Edwards                None                                   None
Wayne Smith                           None                                   None
Angelo Mozilo                         None                                   None
James Clayborn LaForce                None                                   None
Richard Nathan Frank                  None                                   None



Trustee Interest in Advisor, Distributor or Affiliates
     Neither the Trustees who are "not interested" persons of the Portfolios, as that term is defined in the 1940 Act, nor members of their immediately families, own securities beneficially or of record in the Investment Adviser, the Distributor or any affiliate of the Advisor of Distributor as shown by the chart below. Accordingly, neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates.

Trustee Interest in Any Material Transactions with Investment Adviser, Distributor or Affiliates
     During the two most recently completed calendar years (i.e., since January 1, 200), neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,0000 and to which the Advisor, the Distributor or any affiliate of the Investment Advisor of Distributor were a party.

Compensation
The following compensation was paid to each of the following Trustees for the fiscal year ended October 31, 2001. No other compensation or retirement benefits were received by any Trustee or officer from the Trust or other registered investment company in the "Fund Complex."


---------------------- ------------ ------------ ------------ ------------ ---------------
                                                 Deferred     Deferred     Total
                                                 Compensation Compensation Compensation
                        Aggregate    Aggregate   Accrued      Accrued as   From Trust and
                       Compensation Compensation as Part      Part of      Portfolios paid
     Name of Trustee    from Trust  from         of Trust     Portfolios   to Trustee
                                    Portfolios   Expenses                  Expenses
---------------------- ------------ ------------ ------------ ------------ ---------------
Jettie M. Edwards      $12,000      (12,000)     $-0-         $-0-         $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------
Wayne H. Smith         $12,000      $12,000      $6,000       $-0-         $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------
Richard N. Frank       $-0-         $-0-         $11,500      $11,500      $23,000
---------------------- ------------ ------------ ------------ ------------ ---------------
James Clayburn LaForce $-0-         $-0-         $12,000      $12,000      $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------
Angelo R. Mozilo       $-0-         $-0-         $12,000      $12,000      $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------


                                 CONTROL PERSONS

     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Trust.

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Fund as of February 28, 2002:

Harris Trust and Savings Bank Trustee,
FBO Lower Bucks Hospital - 5.81%
Chicago, IL 60603

Vanguard Fiduciary Trust Co Trustee,
FBO Memorial Health Services Plan 91582 - 31.51%
Valley Forge, PA 19482

Mercantile Safe Deposit & Trust Co Trustee,
FBO NFL Supplemental Exec Ret Plan Trust - 5.93%
Linthicum, MD 21090

State Street Corp.
FBO The City of Roanoke Pension - 11-61%
Quincy, MA

     As of February 28, 2001, shares of the Fund owned by the Trustees and officers as a group were less than 1%.

The Advisor

     The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolio. Subject to the supervision of the Boards of Trustees of the Portfolio, investment management and services will be provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor will provide a continuous investment program for the Portfolio and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolio and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of Old Mutual, plc, a public limited company based in the United Kingdom. Old Mutual is a financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance. On September 26, 2000, Old Mutual acquired the assets of United Asset Management Corporation, the Advisor's parent company; on that date the Advisor entered into a new Advisory Agreement having the same terms as the previous Advisory Agreement with the Portfolio. The term "Advisor" also refers to the Advisor's predecessor.

     For its services, the Advisor receives a fee from the Portfolio at an annual rate of 0.80% of their average daily net assets.

     For the fiscal year ended October 31, 2001, the Portfolio paid the Advisor fees of $876,361, net of a waiver of $21,125. For the fiscal year ended October 31, 2000, the Portfolio paid the Advisor fees of $1,665,351, net of a waiver of $1,869. For the fiscal year ended October 31, 1999, the Portfolio paid the Advisor fees of $1,329,942, net of a waiver of $7,147.

     Under the Advisory Agreement, the Advisor will not be liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreement will remain in effect for two years from its execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

     The Advisor also provides certain administrative services to the Trust pursuant to an Administration Agreement, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust. During the fiscal years ended October 31, 2001, 2000 and 1999, the Advisor earned fees pursuant to the Administration Agreement from the Fund (formerly the Institutional Growth Fund) of $216,759, $396,086 and $322,505, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Fund (including expenses allocated from the Portfolio) to 1.25% of its average daily net assets. As a result, the Advisor waived a portion of its fee due from the Fund that exceeded these expense limits in the amounts of $209,564, $198,209 and $184,616 during the fiscal years ended October 31, 2001, 2000 and 1999, respectively.

     The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund or the Portfolio if, within three subsequent years, the Fund's expenses are less than the limit agreed to by the Advisor.

The Administrator

     The Fund and the Portfolio pays a monthly administration fee to U.S. Bancorp Fund Services, LLC for managing some of their business affairs. The Portfolio pays an annual administration fee of 0.10% of its average net assets, subject to an annual minimum of $45,000. The Fund pays an annual fee of $15,000.

     On July 3, 2001, Investment Company Administration, LLC ("ICA") was acquired by U.S. Bancorp and its affiliates. On December 31, 2001, ICA changed its name to U.S. Bancorp Fund Services, LLC.

     During each of the three years ended October 31, 2001, 2000 and 1999, the Fund paid the Administrator fees in the amount of $15,000.

     During the fiscal years ended October 31, 2001, 2000 and 1999, the Portfolio paid the Administrator fees in the amounts of $112,186, $208,403 and $167,136, respectively.


The Distributor

     On October 1, 2001, Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202, purchased First Fund Distributors, Inc. and effectively assumed the role as the Trust's principal underwriter. The Distributor is an affiliate of the Administrator. The Fund did not pay any distribution fees for the past three fiscal years.


                             CUSTODIAN AND AUDITORS

     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Fund's assets. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as the Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Distributor and Administrator are affiliated companies. The Trust's independent accountants, PricewaterhouseCoopers LLP, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolio by placing purchase and sale orders for the Portfolio, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Portfolio and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolio or the Fund.

     The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.

     During the fiscal year ended October 31, 2001, the Portfolio paid $199,880 in brokerage commissions, of which $19,768 was paid to brokers who furnished research services. During the fiscal year ended October 31, 2000, the Portfolio paid $338,144 in brokerage commissions, of which $11,375 was paid to brokers who furnished research services. During the fiscal year ended October 31, 1999, the Portfolio paid $214,042 in brokerage commissions, of which $17,604 was paid to brokers who furnished research services.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolio in the valuation of the Portfolio's investments. The research which the Advisor receives for the Portfolio's brokerage commissions, whether or not useful to the Portfolio, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolio.

     The debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolio directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.


                               PORTFOLIO TURNOVER

     Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." The Portfolio's portfolio turnover rate for the fiscal years ended October 31, 2001 and 2000 was 105.02% and 148.85%, respectively. The Portfolio experienced a higher rate of portfolio turnover in 2000 than expected. This was not the result of a change in investment philosophy by PIC. Rather, it was caused by increased market volatility, unprecedented levels of industry change, changing sector performance and changes to the composition of the Portfolio's benchmark.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of the Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). The Trust has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


                                 NET ASSET VALUE

     The net asset value of the Fund's and the Portfolios' shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. The Fund's and Portfolio's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by the Portfolio or Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio or Fund outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the- counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Trustees.



                                    TAXATION

Portfolio's Tax Status

     The Portfolio will be treated as a partnership rather than as a regulated investment company or a corporation under the Code. Accordingly, any interest, dividends and gains or losses of the Portfolio will be deemed to have been "passed through" to the Fund and the other investors in the Portfolio in proportion to their respective interests in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

Fund's Tax Status

     The Fund is treated as a separate entity under the Code and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have paid by the Fund and received by the shareholders on the record if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

Special Tax Considerations

     Dividends and interest received by the Portfolio may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Fund shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments held by the Portfolio. If more than 50% in value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporation, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable income or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a non-resident alien individual or foreign corporation, may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

     Many of the futures and forward contracts used by the Portfolio are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short- term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Section 1256 contracts held by the Portfolio at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

     Generally, the transactions in futures and forward contracts undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Portfolio and taxed as ordinary income when distributed to shareholders of the Fund. The Portfolio may make certain elections available under the Code which are applicable to straddles. If the Portfolio makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

     The tests which the Fund must meet to qualify as a RIC, described above, may limit the extent to which the Portfolio will be able to engage in transactions in futures contracts or forward contracts.

     Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as "section 988" gains or losses. Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.


                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     The Fund is required to withhold as percentage of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold a percentage of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.


                             PERFORMANCE INFORMATION

Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The Fund's average annual total return for the periods ending October 31, 2001 are as follows*:


                       One Year   Five Years   Life of Fund**
                       --------   ----------   --------------
                                           (Since June 11, 1992)

Growth Fund I            -49.40%     2.21%        6.55%


* Certain fees and expenses of the Fund have been reimbursed from inception through October 31, 2001. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.

**   The inception date for the Fund was June 11, 1992.

     Average Annual Total Return (after Taxes on Distributions) - The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                              P(1 + T)(n) = ATV(D)

 Where:
      "P"      =  represents a hypothetical initial investment of $1,000;
      "T"      =  represents average annual total return;
      "n"      =  represents the number of years; and
      "ATV(D)" =  represents the ending value of the hypothetical  initial investment after taxes on distributions, not after taxes on redemption.
                  Dividends and other
                  distributions are assumed to
                  be reinvested in shares at
                  the prices in effect on the
                  reinvestment dates. ATV(D)
                  will be adjusted to reflect
                  the effect of any absorption
                  of Fund expenses by the
                  Investment Adviser.


     The average annual total returns for the following periods are as follows:

Average Annual Total Return (after Taxes on Distributions)

                 One Year            Five Years         Life of Fund
                 --------            ----------         ------------
                                                        (Since June 11, 1992)
Growth Fund I

Quotations of average annual total return after taxes on distributions for a five year and ten year period ended on the date of the most recent balance sheet referenced in the Trust's registration statement will be provided at such times as the registration statement has been in effect for such periods.

     Average Annual Total Return (after Taxes on Distributions and Redemption) - The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                              P (1+ T)(n) = ATV(DR)

Where:
        "P"       = represents a hypothetical initial investment of $1,000;
        "T"       = represents average annual total return;
        "n"       = represents the number of years; and
        "ATV(DR)" = represents  the  ending  redeemable  value  of  the hypothetical initial investment after taxes on distributions and redemption.
                    Dividends and other
                    distributions are assumed to
                    be reinvested in shares at
                    the prices in effect on the
                    reinvestment dates. ATV(DR)
                    will be adjusted to reflect
                    the effect of any absorption
                    of Fund expenses by the
                    Investment Adviser.

     The average annual total returns for the following periods are as follows:

Average Annual Total Return (after Taxes on Distributions and Redemption)
-------------------------------------------------------------------------
                                                       Life of Fund
                    One Year   Five Years          (Since June 11, 1992)
                    --------   ----------          ---------------------
Growth Fund I

Quotations of average annual total return after taxes on distributions and redemption for a five year and ten year period ended on the date of the most recent balance sheet referenced in the Trust's registration statement will be provided at such times as the registration statement has been in effect for such periods.


Yield

     Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                       --
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and; d equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.


                               GENERAL INFORMATION

     The Fund is a diversified trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created ten series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to the Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of the Fund.

     The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

     The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

     The Boards of the Trust, the Portfolio, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Portfolio.


                              FINANCIAL STATEMENTS

     The annual report to shareholders for the Fund for the fiscal year ended October 31, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.



                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.


                          Provident Investment Counsel

                             Small Cap Growth Fund I




                                   Prospectus
                                  March 1, 2002

Contents

Key Facts                               An Overview of the Fund
                                        Risk/Return Summary
                                        The Principal Goal, Strategies and
                                        Risks of the Fund
                                        Who May Want to Invest
                                        Performance
                                        Fees and Expenses
                                        Structure of the Fund and the Portfolio
                                        More Information About the Fund's
                                        Investments, Strategies and Risks
                                        Management

Your Account                            Calculation of Net Asset Value
                                        How to Buy Shares
                                        How to Sell Shares

Shareholder Account Policies            Dividends, Capital Gains and Taxes
                                        Understanding Distributions
                                        Transaction Details
                                        Financial Highlights
                                        Privacy Notice


Key Facts

An Overview of the Fund

Management: Provident Investment Counsel ("PIC"), located in Pasadena, California since 1951, is the Fund's Advisor. PIC is an indirect, wholly-owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking business.

Structure: Unlike most mutual funds, the Fund's investment in portfolio securities is indirect. The Fund first invests all of its assets in the PIC Small Cap Portfolio (the "Portfolio"). The Portfolio, in turn, acquires and manages individual securities. The Fund has the same investment objective as the Portfolio. This is often referred to as a master-feeder fund structure. Investors should carefully consider this investment approach.

For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.

Risk/Return Summary

The Principal Goal, Strategies and Risks of the Fund

Goal:  Long term growth of capital.

Strategy: The Fund invests in the Portfolio. The Portfolio invests at least 80% of its assets primarily in the common stock of small-capitalization companies. Small-capitalization companies are those whose market capitalization or annual revenues at the time of initial purchase are $50 million to $2 billion and/or those companies included in the Russell 2000 Growth Index. In selecting investments, PIC does an analysis of individual companies and invests in those small-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

The Principal Risks of Investing in the Fund

By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

Market Risk: The value of the Portfolio's investments will vary from day to day. The value of the Portfolio's investments generally reflect market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

Small Company Risk: The securities of small, less well-known companies may be more volatile than those of larger companies. Small companies may have limited product lines, markets or financial resources and their management be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity.

Foreign Securities: The Portfolio may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Portfolio's investments and its ability to enforce contracts.

Portfolio Turnover Risk: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund's performance.

Who May Want to Invest

The Fund may be appropriate for investors who are seeking capital appreciation through a portfolio of small-size companies and are willing to accept the greater risk of investing in such companies.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(K) plans and individual retirement accounts. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

[GRAPHIC]

                                 SMALL CAP GROWTH FUND I
                         CALENDAR YEAR TOTAL RETURNS (%)

1994           -2.51%

1995           58.73%

1996           18.20%

1997           -0.75%

1998            5.82%

1999           88.72%

2000          -16.79%

2001          -15.17%


Best quarter: up 57.76%, 4th quarter 1999
Worst quarter: down -27.77%, 3rd quarter 2001

Average Annual Total Returns as of December 31, 2001

                                                              Since Inception
                                      1 Year     5 Years    (September 30,1993)
                                      ------     -------    -------------------
Small Cap Growth Fund
     Return Before Taxes              -15.17%     6.95%           11.96%
     Return After Taxes on
     Distributions                    -15.17%     2.91%            9.32%
     Return After Taxes on
     Distributions and Sale of Fund
     Shares                           -9.24%      4.61%            9.45%
Russell 2000 Growth Index*            -9.22%      2.87%            6.50%
----------------

* The Russell 2000 Growth Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 10% of the Russell 3000 Index total market capitalization but does not include adjustments for brokerage, custodian and advisory fees. The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization. The Russell 2000 Growth Index contains those Russell 2000 Index securities with a greater-than average growth orientation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
  (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price, whichever is less)      None
Redemption fee                                                        None
Exchange fee                                                          None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund and/or Portfolio assets)

Management Fee (paid by the Portfolio)                                0.80%
Administration Fee to PIC (paid by the Fund)                          0.20%
Other Expenses (paid by both)                                         0.26%
                                                                       -----

Total Annual Fund Operating Expenses                                  1.26%
Expense Reimbursements**                                             (0.26%)
                                                                      -------
Net Expenses                                                          1.00%
                                                                      =====
-----------------

* The table above and the Example below reflect the expenses of the Fund and the Portfolio.

** Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses until March 1, 2012. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by PIC. Any reimbursements to PIC are subject to approval by the Board of Trustees.

Example: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example is only an illustration, and your actual costs may be higher or lower. Let's say, hypothetically, that the Fund's annual return is 5%, that all dividends and distributions are reinvested and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown if you redeemed your shares at the end of the period:

After 1 year                   $  102
After 3 years                  $  318
After 5 years                  $  552
After 10 years                 $1,225

Structure of the Fund and the Portfolio

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio is a separate registered investment company with the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

The Portfolio may sell its shares to other funds and institutions as well as to the Fund. All who invest in the Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Fund's prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

More Information About the Fund's Investments, Strategies and Risks

As described earlier, the Fund invests all of its assets in the Portfolio. This section gives more information about how the Portfolio invests.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a "bottom-up" approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls, and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

The Fund seeks long term growth of capital by investing in the Portfolio, which in turn invests primarily in the common stock of small companies. PIC will invest at least 80%, and normally at least 95%, of the Portfolio's total assets in these securities. The Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices tend to be more volatile.

The Portfolio invests to a limited degree in foreign securities, but is authorized to invest up to 20% of its total assets in such securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.

In determining whether to sell a security, PIC considers the following: (a) a fundamental change in company or industry outlook; (b) the company has met or exceed PIC's price target; (c) all securities that are considered portfolio graduates (companies with market capitalization exceeding $3.0 billion); (d) a review of stocks that have declined 15% from a recent high or purchase price;
(e) a review of bottom decile performers; (f) a review of relative price/earnings ratios for over valuation to forward earnings; and (g) a sector is being de-emphasized. These considerations are based on PIC's research, including analytical procedures, market research and, although not always possible, meetings or discussions with management of the company.

The Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests the Portfolio's assets according to its investment strategy. However, the Portfolio may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. At those times, the Fund would not be seeking its investment objective.

Management

PIC is the advisor to the Portfolio in which the Fund invests. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking businesses. An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold.

The Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. Last year, as a percentage of average daily net assets, the Portfolio paid 0.80%.

Your Account

Ways to Set Up Your Account

Individual or Joint Tenant for your General Investment Needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement
To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

o Individual Retirement Accounts (IRAs) allow anyone of legal age and under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

o Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

o Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

o Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

o    403(b)  Custodial  Accounts are  available to employees of most  tax-exempt
     institutions,   including   schools,   hospitals   and   other   charitable
     organizations.

o 401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Gifts or Transfers to Minor (UGMA, UTMA)
To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened.

Business or Organization
For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

Calculation of Net Asset Value

Once each business day, the Fund calculates its net asset value per share ("NAV"). NAV is calculated at the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

How to Buy Shares

The price you will pay to buy Fund shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after the investment is received and accepted.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

Minimum Investments

To Open an Account                        $1 million

The Fund may, its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate.

For retirement accounts                    $250

To Add to an Account                       $250

For retirement plans                       $250

Minimum Balance                          $1,000

For retirement accounts                    $500

For Information:                      (800) 618-7643

To Invest

By Mail:

     Provident Investment Counsel Funds
     P.O. Box 8943
     Wilmington, DE 19899

By Wire:
     Call: (800) 618-7643 to set up an account and arrange a wire transfer

By Overnight Delivery:
     Provident Investment Counsel Funds
     400 Bellevue Parkway
     Wilmington, DE 19809

How to Sell Shares
You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o    You wish to redeem more than $100,000 worth of shares,

o    Your account registration has changed within the last 30 days,

o The check is being mailed to a different address from the one on your account (record address), or

o    The check is being made payable to someone other than the account owner.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund's Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a "letter of instruction" with:

o    Your name,

o    Your Fund Account number,

o    The dollar amount or number of shares to be redeemed, and

o Any other applicable requirements listed under "Important Redemption Information."

o    Unless otherwise instructed, PIC will send a check to the record address.

Mail your letter to:
Provident Investment Counsel Funds
P.O. Box 8943
Wilmington, DE 19899

Important Redemption Information


                        Account Type Special Requirements

Phone                All account types        * Your  telephone  call
(800) 618-7643       except retirement        must be  received  by 4 p.m.
                                              Eastern  time to be
                                              redeemed  on that  day
                                              (maximum check request
                                              $100,000).

Mail or in           Individual, Joint        The  letter  of  instructions
Person                                        must be  signed by all persons
                                              required to sign for transactions,
                                              exactly as their names appear on
                                              the account.
                     Tenant, Sole
                     Proprietorship,
                     UGMA, UTMA

                     Retirement               Account * The
                                              account owner
                                              should complete
                                              a retirement
                                              distribution
                                              form. Call (800)
                                              618-7643 to
                                              request one.

                      Trust                   * The trustee
                                              must sign the
                                              letter
                                              indicating
                                              capacity as
                                              trustee. If the
                                              trustee's name
                                              is not in the
                                              account
                                              registration,
                                              provide a copy
                                              of the trust
                                              document
                                              certified within
                                              the last 60
                                              days.

                     Business or              *  At  least  one  person
                     Organization             authorized  by  corporate
                                              resolutions  to act  on the
                                              account  must  sign  the
                                              letter.

                                              * Include a
                                              corporate
                                              resolution with
                                              corporate seal
                                              or a signature
                                              guarantee.

                     Executor,                * Call (800) 618-7643 for
                     Administrator,           instructions.
                     Conservator, Guardian

Wire                 All account types        You must sign up for the wire
                     except retirement        feature  before  using it.  To
                                              verify  that  it is  in  place,
                                              call  (800) 618-7643. Minimum
                                              redemption wire: $5,000.

                                              * Your wire
                                              redemption
                                              request must be
                                              received by the
                                              Fund before 4
                                              p.m. Eastern
                                              time for money
                                              to be wired the
                                              next business
                                              day.

Investor Services

PIC provides a variety of services to help you manage your account.

Information Services

PIC's telephone representatives can be reached at (800) 618-7643.

Statements and reports that PIC sends to you include the following:

o Confirmation statements (after every transaction that affects your account balance or your account registration)

o    Annual and semi-annual shareholder reports (every six months)

Transaction Services

Regular Investment Plans

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

Shareholder Account Policies

Dividends, Capital Gains and Taxes

The Fund distributes substantially all of its income and capital gains, if any, to shareholders each year in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Fund offers three options:

1. Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

Cash Option. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 591/2 years old, you can receive distributions in cash.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

Transactions Details

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to federal income tax withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold federal income taxes from your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Privilege." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

o All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

o    PIC does not accept cash or third party checks.

o When making a purchase with more than one check, each check must have a value of at least $50.

o The Fund reserves the right to limit the number of checks processed at one time.

o If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

o Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

o Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

o PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

o PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer. PIC will give you 30 days prior notice of its intention to close your account.

Financial Highlights

This table show the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP for each of the three years in the period ended October 31, 2001 and by other auditors for the prior period. PricewaterhouseCoopers LLP's reports and the Fund's financial statements are included in the Annual Report which is available upon request.


              Provident Investment Counsel Small Cap Growth Fund I

Financial Highlights for a share outstanding throughout each year


                                                                  Year Ended October 31,
                                      ----------------------------------------------------------------------
                                          2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year            39.06          28.8     18.13         24.08         23.19
                                      ----------------------------------------------------------------------
Income from investment operations:
     Net investment loss                      -0.08          -0.3          -0.2     -0.03         -0.4
     Net realized and unrealized gain
     (loss)
     on investments                           -9.61         12.24         10.87     -3.99         1.58
                                      ----------------------------------------------------------------------
Total from investment operations              -9.69         11.94         10.67     -4.02         1.18
                                      ----------------------------------------------------------------------
Less distributions:
     From net realized gains                 -16.14         -1.68             0     -1.93         -0.29
                                      ----------------------------------------------------------------------
Net asset value, end of year                  13.23         39.06          28.8     18.13         24.08
                                      ======================================================================

Total return                                 (37.11%)        42.29%        58.85%   (17.85%)       5.15%

Ratios/supplemental data:
Net assets, end of year (millions)           176.0         239.5         218.0     141.2         105.5

Ratios to average net assets:#++
     Expenses                                 1.00%         1.00%         1.00%     1.00%         1.00%
     Net investment loss                     (0.59%)       (0.64%)       (0.79%)    (0.67%)       (0.48%)

Portfolio turnover rate-                     99.00%        143.39%      133.24%     81.75%        151.52%


# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.

++ Net of fees waived and expenses absorbed. The combined fees waived were 0.26%, 0.25%, 0.27%, 0.27% and 0.26%, respectively.

- Portfolio turnover rate of PIC Small Cap Portfolio, in which all of the Fund's assets are invested.


                                 PRIVACY NOTICE

PIC Investment Trust, Provident Investment Counsel and Quasar Distributors, LLC collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                          Provident Investment Counsel

                             Small Cap Growth Fund I

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the Fund's reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          Provident Investment Counsel
                                  P.O. Box 8943
                 Wilmington, DE 19899 Telephone: 1-800-618-7643

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available:

Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                (The Trust's SEC Investment Company Act File No. is 811-06498)



                              PIC INVESTMENT TRUST

                          PROVIDENT INVESTMENT COUNSEL
                             SMALL CAP GROWTH FUND I

                       Statement of Additional Information
                               Dated March 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus dated March 1, 2002, as may be amended, of the Provident Investment Counsel Small Cap Growth Fund I, a series of PIC Investment Trust (the "Trust"). The Provident Investment Counsel Small Cap Growth Fund I (the "Fund") invests in the PIC Small Cap Portfolio (the "Portfolio").

Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolio. A copy of the Fund's prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

The annual report to shareholders for the Fund for the fiscal year ended October 31, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.


                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT RESTRICTIONS........................................................9
MANAGEMENT....................................................................10
CONTROL PERSONS...............................................................15
CUSTODIAN AND AUDITORS........................................................17
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................18
PORTFOLIO TURNOVER............................................................19
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................19
NET ASSET VALUE...............................................................19
TAXATION......................................................................20
DIVIDENDS AND DISTRIBUTIONS...................................................22
PERFORMANCE INFORMATION.......................................................23
GENERAL INFORMATION...........................................................26
FINANCIAL STATEMENTS..........................................................27



                        INVESTMENT OBJECTIVE AND POLICIES

     Introduction. The investment objective of the Fund is to provide capital appreciation. There is no assurance that the Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the Portfolio. The Portfolio is a diversified open-end management investment company having the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and the Portfolio's investment objective cannot be changed without shareholder approval.

     In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in the Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available by calling
(800) 618-7643.

     The Trustees of the Trust believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

     Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

Securities and Investment Practices

     The discussion below supplements information contained in the prospectus as to policies of the Fund and the Portfolio. Because the investment characteristics of the Fund will correspond directly to those of the Portfolio, the discussion refers to those investments and techniques employed by the Portfolio. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goals.

     Equity Securities. Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

     Short-Term Investments. Short-Term Investments are debt securities that mature within a year of the date they are purchased by the Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

     Repurchase Agreements. Repurchase agreements are transactions in which the Fund or the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund and the Portfolio intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

     Options Activities. The Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     The Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

     The Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

     The Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     Futures Contracts. The Portfolio may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract may be used as a hedge by the Portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

     The Portfolio will not purchase or sell futures contracts, as a result, the amount of margin deposit on the Portfolio's futures positions would exceed 5% of the market value of the Portfolio's net assets.

     Foreign Securities. The Portfolio may invest in foreign issuers in foreign markets. In addition, the Portfolio may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. The Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ system.

     Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

     Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the
Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

     At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Lending Fund Securities. The Board of Trustees of the Portfolio has approved securities lending by the Portfolio, subject to shareholder approval. The Portfolio has adopted an operating policy that limits the amount of loans to not more than 25% of the value of the total assets of the Portfolio. Subject to such shareholder approval, to increase its income, the Portfolio may lend its portfolio securities to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulatory requirements. During the time the Portfolio's portfolio securities are on loan, the borrower pays the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or secured a letter of credit. The amounts received by the Portfolio will be reduced by any fees and administrative expenses associated with such loans. In addition, such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, such securities lending will be made only when, in PIC's judgment, the income to be earned from the loans justifies the attendant risks. Loans are subject to termination at the option of the Portfolio or the borrower.

     Segregated Accounts. When the Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

     When-Issued Securities. The Portfolio may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Portfolio's net asset value. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. At the time of settlement, the market value of the security may be more or less than the purchase price. The Portfolio will limit its investments in when-issued securities to less than 5% of its total assets. When the Portfolio purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its Custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

     U.S. Government Securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

     Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Among the U.S. Government securities that the Portfolio may purchase are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates"; both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an "issuer" which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interest in the pool, thus, the payments to holders include varying amounts of principal and interest. Prepayment of the mortgages underlying these securities may result in the Portfolio's inability to reinvest the principal at comparable yields.

     Another type of mortgage-backed security is the "collateralized mortgage obligation", which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

     Debt Securities and Ratings. Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                             INVESTMENT RESTRICTIONS

     The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund or the Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Except with respect to borrowing, changes in values of assets of the Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund or Portfolio at the time it purchases any security.

     As a matter of fundamental policy, the Portfolio is diversified; i.e., at least 75% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers each of which represents no more than 5% of the value of the Portfolio's total assets and no more than 10% of the issuer's outstanding voting securities. The Fund invests all of its assets in shares of the Portfolio. The Fund's and the Portfolio's investment objective is fundamental.

In addition, the Fund or Portfolio may not:

1. Issue senior securities, borrow money or pledge its assets, except that the Fund or the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it may not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2. Make short sales of securities or maintain a short position;

3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4. Write put or call options, except that the Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

5. Act as underwriter (except to the extent the Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of its assets in shares of the Portfolio;

7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts;

9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

10. Make loans (other than purchases of debt securities consistent with the investment policies of the Fund and the Portfolio and repurchase agreements); or

11. Make investments for the purpose of exercising control or management.

The Portfolio observes the following restrictions as a matter of operating but not fundamental policy. The Portfolio may not:

1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law;

2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid); or

3. The Board of Trustees of the Portfolio has adopted the following restriction which will take effect if and when the current fundamental restriction against securities lending is modified as discussed above: Make loans of portfolio securities in an amount exceeding 25% of its total assets.


                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolio has a Board of Trustees which has comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

     The following table lists the Trustees and officers of the Trust, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.

                              Independent Trustees
----------------------- --------- ---------- -------------------------------- ----------- --------------------
                                   Term of                                    # of
                                    Office                                    Portfolios
                                  and Length                                  in Fund
                       Position(s)   of                                       Complex
                        Held with   Time     Principal Occupation During Past Overseen by Other Directorships
Name, Address and Age   the Trust  Served    Five Years                       Trustee     Held by Trustee
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Jettie M. Edwards                                                                          Director of the
(age 55)                                                                                   PBHG Funds, Inc.;
76 Seaview Drive        Trustee   Since 1993 Consulting principal of Syrus          14     Director of PBHG
Santa Barbara, CA 93108                      Associates (consulting firm).                 Insurance Series
                                                                                           Fund, Inc.;
                                                                                           Trustee
                                                                                           of EQ Advisors
                                                                                           Trust; Trustee, PIC
                                                                                           Funds.
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Richard N. Frank
(age 78)                Trustee   Since 1993 Chief Executive Officer, Lawry's      14     N/A
234 E. Colorado Blvd.                        Restaurants, Inc. (restaurant
Pasadena, CA 91101                           company); formerly, Chairman of
                                             Lawry's Foods, Inc. (restaurants
                                             and food seasoning) (1997 -
                                             2002); Trustee, PIC Funds.
----------------------- --------- ---------- -------------------------------- ----------- --------------------
James Clayburn LaForce  Trustee   Since 1993 Dean Emeritus, John E. Anderson       14     Director of The
(age 73)                                     Graduate School of Management,               BlackRock Funds and
P.O. Box 1585                                University of California, Los                Trustee of The
Pauma Valley, CA 95061                       Angeles (1993 - Present);                    Payden & Rygel
                                             Trustee, PIC Funds.                          Investment Trust and
                                                                                          Trust
                                                                                          of
                                                                                          Investment
                                                                                          Managers
                                                                                          (registered
                                                                                          investment
                                                                                          companies;
                                                                                          Director
                                                                                          of
                                                                                          the
                                                                                          Timken
                                                                                          Co.
                                                                                          (bearings
                                                                                          and
                                                                                          alloy
                                                                                          steel
                                                                                          manufacturing
                                                                                          firm)
                                                                                          and
                                                                                          Jacobs
                                                                                          Engineering
                                                                                          Group
                                                                                          (engineering
                                                                                          firm);
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Angelo R. Mozilo                             Chairman, CEO and President of
(age 63)                Trustee   Since 1993 Countrywide Credit Industries         14              N/A
155 N. Lake Avenue                           (mortgage banking) since 1968.
Pasadena, CA 91101
----------------------- --------- ---------- -------------------------------- ----------- --------------------
Wayne H. Smith          Trustee   Since 1993 Vice President Financial Services     14     Director, Sunlaw
(age 60)                                     Corporation (pressure sensitive              Energy Company (an
150 N. Orange                                material and office products                 independent
Grove Blvd.                                  manufacturer) (June 2001 to                  electrical power
Pasadena, CA 91103                           Present); Vice President and                 company, Vernon,
                                             Treasurer of Avery Dennison                  California (2/1/2002
                                             Corporation (pressure sensitive              to Present).
                                             material and office products
                                             manufacturer) (1979 - June
                                             2001); Trustee, PIC Funds
----------------------- --------- ---------- -------------------------------- ----------- --------------------


                         Interested Trustees & Officers

----------------------- --------- ---------- ---------------------------------------- ---------- -------------
                                                                                      # of
                                                                                      Portfolios
Name, Address and Age  Position(s) Term of                                            in Fund
                                   Office                                             Complex    Other
                                  and Length Principal Occupation                     Overseen   Directorships
                        Held with    of       During Past Five                         by        Held by
                        the Trust Time Served      Years                              Trustee    Trustee
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
Thomas J. Condon
 (age 61)               Trustee   Since 1993 Managing Director of the Advisor;            14        N/A
300 North Lake Avenue                        Trustee, PIC Funds.

Pasadena, CA 91101
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
Aaron W.L. Eubanks, Sr.
(age 37)                Vice      Since 1999 Chief Operating Officer of the Advisor       14        N/A
300 North Lake Avenue   President            since August 1999; formerly, Director
                        and                  of Operations of the Advisor.
Pasadena CA 91101       Secretary
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
Thomas M. Mitchell
(age 56)                Trustee   Since 2000 Managing Director of the Advisor since       14        N/A
300 North Lake Avenue   and                  May 1995; Executive Vice President of
                        President            the Advisor from May 1983 to May 1999;
Pasadena, CA 91101                           Trustee, PIC Investment Trust, PIC
                                             Technology Portfolio, PIC Balanced
                                             Portfolio, PIC Mid Cap Portfolio and
                                             PIC Small Cap Portfolio (the "PIC
                                             Funds").
----------------------- --------- ---------- ---------------------------------------- ---------- -------------
William T. Warnick
(age 31)                Vice      Since 1999 Chief Financial Officer of the Advisor       14        N/A
300 North Lake Avenue   President            since August 1999; formerly Controller
                        and                  of the Advisor.
Pasadena, CA 91101      Treasurer
----------------------- --------- ---------- ---------------------------------------- ---------- -------------


Board Committees
         The Board has three standing committees as described below :
--------------------------------------------------------------------------------
Audit Committee
--------------------------------------------------------------------------------
Members                 Description                      Meetings
-------                 -----------                      --------
Jettie M. Edwards       Responsible for advising the     At least once annually.
Richard N. Frank        full Board with respect to
James Clayburn LaForce  accounting, auditing and
Angelo R. Mozilo        financial matters affecting
Wayne H. Smith          the Trust.




--------------------------------------------------------------------------------
Nominating Committee
--------------------------------------------------------------------------------
Members                 Description                      Meetings
-------                 -----------                      --------
Jettie M. Edwards       Responsible for seeking and      As necessary.
Richard N. Frank        reviewing candidates for
James Clayburn LaForce  consideration as nominees for
Angelo R. Mozilo        Trustees as is considered
Wayne H. Smith          necessary from time to time




Board Interest in the Portfolios

 None of the Board members own shares of the Small Cap Growth Fund I as indicated below:

---------------------- ----------------------------------- -----------------------------------------
                       Dollar Range of Equity Securities       Aggregate Dollar Range of Equity
                                  in the Fund              Securities in all Registered Investment
                          ($1-$10,000, 10,001-$50,000,     Companies Overseen by Trustee in Family
Name of Trustee        $50,001-$100,000, Over $100,00)            of Investment Companies
---------------------- ----------------------------------- -----------------------------------------
Jettie Morrill Edwards                None                                   None
Wayne Smith                           None                                   None
Angelo Mozilo                         None                                   None
James Clayborn LaForce                None                                   None
Richard Nathan Frank                  None                                   None


Trustee Interest in Advisor, Distributor or Affiliates
     Neither the Trustees who are "not interested" persons of the Portfolios, as that term is defined in the 1940 Act, nor members of their immediately families, own securities beneficially or of record in the Investment Adviser, the Distributor or any affiliate of the Advisor of Distributor as shown by the chart below. Accordingly, neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates.

Trustee Interest in Any Material Transactions with Investment Adviser, Distributor or Affiliates
     During the two most recently completed calendar years (i.e., since January 1, 200), neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,0000 and to which the Advisor, the Distributor or any affiliate of the Investment Advisor of Distributor were a party.

     The officers and Trustees of the Trust, as listed above, hold the same positions with the Portfolio.

Compensation

     The following compensation was paid to each of the following Trustees for the fiscal year ended October 31, 2001. No other compensation or retirement benefits were received by any Trustee or officer from the Trust or other registered investment company in the "Fund Complex."


---------------------- ------------ ------------ ------------ ------------ ---------------
                                                 Deferred     Deferred     Total
                                                 Compensation Compensation Compensation
                        Aggregate    Aggregate   Accrued      Accrued as   From Trust and
                       Compensation Compensation as Part      Part of      Portfolios paid
     Name of Trustee    from Trust  from         of Trust     Portfolios   to Trustee
                                    Portfolios   Expenses                  Expenses
---------------------- ------------ ------------ ------------ ------------ ---------------
Jettie M. Edwards      $12,000      (12,000)     $-0-         $-0-         $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------
Wayne H. Smith         $12,000      $12,000      $-0-         $-0-         $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------
Richard N. Frank       $-0-         $-0-         $11,500      $11,500      $23,000
---------------------- ------------ ------------ ------------ ------------ ---------------
James Clayburn LaForce $-0-         $-0-         $12,000      $12,000      $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------
Angelo R. Mozilo       $-0-         $-0-         $12,000      $12,000      $24,000
---------------------- ------------ ------------ ------------ ------------ ---------------



                                 CONTROL PERSONS

     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Trust.

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Fund as of February 28, 2002:

HSBC Bank USA Trustee - 17.26%
Buffalo, NY 14240

State Street Bank and Trust Company, Trst - 33.72%
Westwood, MA 02090

Northern Trust Company - 7.18%
FBO Lilly Savings Plan
Chicago, IL

State Street Bank and Trust Company, Trst - 33.72%
Westwood, MA 02090

     As of February 28, 2002, shares of the Fund owned by the Trustees and officers as a group were less than 1%.

The Advisor

     The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolio. Subject to the supervision of the Board of Trustees of the Portfolio, investment management and services will be provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor will provide a continuous investment program for the Portfolio and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolio and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses;
(vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of Old Mutual, plc, a public limited company based in the United Kingdom. Old Mutual is a financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance. On September 26, 2000, Old Mutual acquired the assets of United Asset Management Corporation, the Advisor's parent company; on that date the Advisor entered into a new Advisory Agreement having the same terms as the previous Advisory Agreement with the Portfolio. The term "Advisor" also refers to the Advisor's predecessor.

     For its services, the Advisor receives a fee from the Portfolio at an annual rate of 0.80% of its average net assets. For the fiscal year ended October 31, 2001, the Portfolio paid the Advisor fees of $1,975,820. For the fiscal year ended October 31, 2000, the Portfolio paid the Advisor fees of $2,771,902. For the fiscal year ended October 31, 1999, the Portfolio paid the Advisor fees of $1,789,614, net of a waiver of $3,878.

     Under the Advisory Agreement, the Advisor will not be liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreement will remain in effect for two years from its execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

     The Advisor also provides certain administrative services to the Trust pursuant to an Administration Agreement, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of the Fund. During the fiscal years ended October 31, 2001, 2000 and 1999, the Advisor earned fees pursuant to the Administration Agreement from the Fund in the amounts of $390,490, $568,904 and $386,716, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Fund (including expenses allocated to the Portfolio) to 1.00% of its average daily net assets. As a result, for the fiscal years ended October 31, 2001, 2000 and 1999, the Advisor waived all of its fees and reimbursed certain expenses of the Fund (including expenses allocated from the Portfolio) in the amounts of $507,868, $718,970 and $528,995, respectively.

     The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund or the Portfolio if, within three subsequent years, the Fund's expenses are less than the limit agreed to by the Advisor. For the fiscal year ended October 31, 2001, the Advisor recouped $3,931 in expenses from the Portfolio.

The Administrator

     The Fund and the Portfolio pays a monthly administration fee to U.S. Bancorp Fund Services, LLC for managing some of their business affairs.

     On July 3, 2001, Investment Company Administration, LLC ("ICA") was acquired by U.S. Bancorp and its affiliates. On December 31, 2001, ICA changed its name to U.S. Bancorp Fund Services, LLC.

     During each of the three years ended October 31, 2001, 2000 and 1999, the Fund paid the Administrator fees in the amount of $10,000.

     During the fiscal years ended October 31, 2001, 2000 and 1999, the Portfolio paid the Administrator fees in the amounts of $246,977, $346,488 and $224,187, respectively.

The Distributor

     On October 1, 2001, Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202, purchased First Fund Distributors, Inc. and effectively assumed the role as the Trust's principal underwriter. The Distributor is an affiliate of the Administrator. The Fund did not pay any distribution fees for the past three fiscal years.


                             CUSTODIAN AND AUDITORS

     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Fund's assets. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as the Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Distributor and Administrator are affiliated companies. The Trust's independent accountants, PricewaterhouseCoopers LLP, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolio by placing purchase and sale orders for the Portfolio, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Portfolio and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolio or the Fund.

     The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.

     During the fiscal year ended October 31, 2001, the Portfolio paid $342,040 in brokerage commissions, of which $23,679 was paid to brokers who furnished research services. During the fiscal year ended October 31, 2000, the Portfolio paid $368,155 in brokerage commissions, of which $41,358 was paid to brokers who furnished research services. During the fiscal year ended October 31, 1999, the Portfolio paid $341,189 in brokerage commissions, of which $25,493 was paid to brokers who furnished research services.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolio in the valuation of its investments. The research which the Advisor receives for the Portfolio's brokerage commissions, whether or not useful to the Portfolio, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolio.

     The debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolio directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.


                               PORTFOLIO TURNOVER

     Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." The Portfolio's portfolio turnover rate for the fiscal years ended October 31, 2001 and 2000 was 99.00% and 143.39%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of the Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). The Trust has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


                                 NET ASSET VALUE

     The net asset value of the Fund's and the Portfolios' shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. The Fund's and Portfolio's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by the Portfolio or Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio or Fund outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the- counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Trustees.


                                    TAXATION

Portfolio's Tax Status

     The Portfolio will be treated as a partnership rather than as a regulated investment company or a corporation under the Code. Accordingly, any interest, dividends and gains or losses of the Portfolio will be deemed to have been "passed through" to the Fund and the other investors in the Portfolio in proportion to their respective interests in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

Fund's Tax Status

     The Fund is treated as a separate entity under the Code and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have paid by the Fund and received by the shareholders on the record if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

Special Tax Considerations

     Dividends and interest received by the Portfolio may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Fund shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments held by the Portfolio. If more than 50% in value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporation, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable income or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a non-resident alien individual or foreign corporation, may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

     Many of the options, futures and forward contracts used by the Portfolio are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Section 1256 contracts held by the Portfolio at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

     Generally, the transactions in options, futures and forward contracts undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Portfolio and taxed as ordinary income when distributed to shareholders of the Fund. The Portfolio may make certain elections available under the Code which are applicable to straddles. If the Portfolio makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

     The tests which the Fund must meet to qualify as a RIC, described above, may limit the extent to which the Portfolio will be able to engage in transactions in options, futures contracts or forward contracts.

     Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as "section 988" gains or losses. Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.


                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     The Fund is required to withhold a percentage of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold a percentage of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.


                             PERFORMANCE INFORMATION

Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The Fund's average annual total return for the periods ending October 31, 2001 are as follows*:

                          One Year       Five Years    Life of Fund**
                          --------       ----------    -------------
                                                       (September 30, 1993)
Small Cap Growth Fund I   -37.11%        4.20%         10.35%


* Certain fees and expenses of the Fund have been reimbursed from inception through October 31, 2001. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.

**   Commencement of Operations

     Average Annual Total Return (after Taxes on Distributions) - The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                              P(1 + T)(n) = ATV(D)

Where:
       "P"       = represents a hypothetical initial investment of $1,000;
       "T"       = represents average annual total return;
       "n"       = represents the number of years; and
       "ATV(D)"  = represents the ending value of the hypothetical  initial investment after taxes on distributions, not after taxes on redemption.
                   Dividends and other
                   distributions are assumed to
                   be reinvested in shares at
                   the prices in effect on the
                   reinvestment dates. ATV(D)
                   will be adjusted to reflect
                   the effect of any absorption
                   of Fund expenses by the
                   Investment Adviser.


     The average annual total returns for the following periods are as follows:

Average Annual Total Return (after Taxes on Distributions)

                          One Year  Five Years   Life of Fund
                          --------  ----------   ------------
                                                (September 30, 1993)

Small Cap Growth Fund I

Quotations of average annual total return after taxes on distributions for a five year and ten year period ended on the date of the most recent balance sheet referenced in the Trust's registration statement will be provided at such times as the registration statement has been in effect for such periods.

     Average Annual Total Return (after Taxes on Distributions and Redemption) - The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                              P (1+ T)(n) = ATV(DR)

Where:
       "P"       =  represents a hypothetical initial investment of $1,000;
       "T"       =  represents average annual total return;
       "n"       =  represents the number of years; and
       "ATV(DR)" =  represents  the  ending  redeemable  value  of  the hypothetical initial investment after taxes on distributions and redemption.
                    Dividends and other
                    distributions are assumed to
                    be reinvested in shares at
                    the prices in effect on the
                    reinvestment dates. ATV(DR)
                    will be adjusted to reflect
                    the effect of any absorption
                    of Fund expenses by the
                    Investment Adviser.

     The average annual total returns for the following periods are as follows:

Average Annual Total Return (after Taxes on Distributions and Redemption)
-------------------------------------------------------------------------

                                                         Life of Fund
                          One Year   Five Years   (Since September 30, 1993)
                          --------   ----------   -------------------------
Small Cap Growth Fund I


Quotations of average annual total return after taxes on distributions and redemption for a five year and ten year period ended on the date of the most recent balance sheet referenced in the Trust's registration statement will be provided at such times as the registration statement has been in effect for such periods.

Yield

     Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                      --
                                      cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.


                               GENERAL INFORMATION

     The Trust is a diversified trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created ten series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to the Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

     The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

     The Boards of the Trust, the Portfolio, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Portfolio.


                              FINANCIAL STATEMENTS

     The annual report to shareholders for the Fund for the fiscal year ended October 31, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.


                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.


                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)  Declaration of Trust(1)
(b)  By-Laws(1)
(c)  Not applicable
(d)  Form of Advisory Agreement-Twenty Fund I (5)
(e)  (i) Amended and Restated Distribution Agreement
     (ii) Form of Distribution Agreement (5)
(f)  Not applicable
(g)  Custodian Agreement
(h)  Other Agreements
     (i)  Administration   Agreement  with  U.S.  Bancorp  Fund  Services,   LLC
          (formerly, Investment Company Administration Corporation) (5)
     (ii) Fund Accounting Service Agreement
     (iii)Transfer Agency and Service Agreement
     (iv) Contractual Waiver/Reimbursement Agreement (5)
(i)  Opinion and consent of counsel (5)
(j)  Other Consents
     (i)  Consent of Auditors
     (ii) Power of Attorney(5)
(k)  Not applicable
(l)  Not applicable
(m)  Distribution Plan
     (i)  Distribution Plan-Funds A (2)
     (ii) Distribution Plan-Funds B (3)
(n)  Not applicable
(o)  Not applicable
(p)  Code of Ethics
     (i)  Code of Ethics-PIC Investment Trust(5)
     (ii) Code of Ethics of Provident Investment Counsel(4)
     (iii)Code of Ethics-Quasar Distributors, LLC (5)
-----------

(1) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.
(2) Previously filed with Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on January 27, 1997 and incorporated herein by reference.
(3) Previously filed with Post-effective Amendment No. 37 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on April 6, 1998 and incorporated herein by reference.
(4) Previously filed with Post-effective Amendment No. 39 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 27, 2000 and incorporated herein by reference.
(5) Previously filed with Post-effective Amendment No. 42 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on November 13, 2001 and incorporated herein by reference.


Item 24. Persons Controlled by or Under Common Control with Registrant.

     As of October 31, 2001, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio, PIC Small Cap Portfolio and PIC Technology Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.

Item 25.  Indemnification.

1.   Article VI of Registrant's By-Laws states as follows:

     Section 1. Agents, Proceedings and Expenses. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. Actions other than by Trust. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. Actions by the Trust. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. Exclusion of Indemnification. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

(a) In respect of any claim, issue, or matter as to which that person shall have been liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. Successful Defense by Agent. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not of the disabling conduct referred to in Section 4 of this Article.

     Section 6. Required Approval. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

(b)  A written opinion by an independent legal counsel.

     Section 7. Advance of Expenses. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. Other Contractual Rights. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contractor otherwise.

     Section 9. Limitations. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

(a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. Insurance. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

2.   Indemnification of the Registrant's  distributor is provided for in Section
     6  of  the  Distribution   Agreement  included  as  Exhibit  E  hereto  and
     incorporated herein by reference.

3. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act in connection with any indemnification.

     Article VII, Section 2 of Registrant's Agreement and Declaration of Trust, filed as Exhibit 1 hereto, provides for indemnification by Registrant of its trustees against claims and demands arising in connection with the performance of their duties, other than liabilities to Registrant or its shareholders by reason of a trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

     Article VI of Registrant's By-Laws, filed as Exhibit 2 hereto, provides for indemnification by Registrant of it trustees, officers, employees and agents under certain circumstances against claims and demands arising in connection with the performance of their duties, other than liabilities (i) arising out of such person's disabling conduct, (ii) based on improper receipt of a personal benefit, (iii) for breach of duty to Registrant, unless a court has determined that in view of all the circumstances such person was not liable by reason of disabling conduct and is fairly and reasonably entitled to indemnification, and
(iv) paid in settlement or other disposition of a threatened or pending action without court approval or a determination described in the next sentence. No indemnification may be made unless authorized in the specific case, by a majority of trustees who are not parties to the proceeding and are not "interested persons" of Registrant as defined in the Investment Company Act of 1940, as amended, or by a written opinion by independent legal counsel, based on a determination that indemnification is proper in the circumstances because the applicable standards of conduct have been met, and that no disabling conduct has occurred.

     Section 11(d) of the Investment Advisory Agreement with respect to Registrant's Provident Investment Counsel Twenty Fund I series (the "New Fund"), filed as Exhibit 6 hereto, provides for indemnification by Registrant of the New Fund's investment adviser (and its directors, officers, employees and shareholders) against claims and demands arising out of the adviser's performance or failure to perform its duties under such Agreement, other than as a result of the indemnified party's disabling conduct. Such Section also provides for similar indemnification by the adviser of Registrant (and its trustees, officers, employees and shareholders).

     Section 6(b) of Registrant's Distribution Agreement, filed as Exhibit 7 hereto, provides for indemnification of Registrant's principal underwriter (and its directors, officers, employees and controlling persons) against claims and demands arising out of the acquisition of shares of Registrant by any person, which may be based upon (i) any wrongful act of Registrant or its trustees, officers, employees or representatives, or (ii) any material misstatement or omission in Registrant's registration statements, shareholder reports, or other information made public by Registration, unless such statement was made in reliance upon and conformity with information provided to Registrant by the principal underwriter. However, Registrant is not obligated to provide indemnification with respect to any person's disabling conduct. . Section 6(a) of such Agreement provides for similar indemnification by the principal underwriter of Registrant (and its trustees, officers, employees and controlling persons).

     Registrant will comply with Rule 484 under the Securities Act of 1933, as amended, and Release 11330 under the Investment Company Act of 1940, as amended, in connection with any such indemnification.


Item 26. Business and Other Connections of Investment Adviser.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, File No. 801-47993.


Item 27.  Principal Underwriter.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

---------------------------------------------- -------------------------------------------
            Advisors Series Trust                         Hennessy Funds, Inc.
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
             AHA Investment Funds                    The Hennessy Mutual Funds, Inc.
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
             The Arbitrage Funds                             Investec Funds
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
           Brandes Investment Trust                   Investors Research Fund, Inc.
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
          Brandywine Blue Fund, Inc.                            IPS Funds
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
       Builders Fixed Income Fund, Inc.                   Jefferson Group Trust
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
     Country Asset Allocation Fund, Inc.               The Jensen Portfolio, Inc.
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
         Country Long-Term Bond Fund                   Kayne Anderson Mutual Funds
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
          Country Money Marker Fund                     Kit Cole Investment Trust
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
   Country Short-Term Government Bond Fund             Light Revolution Fund, Inc.
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
Country Taxable Fixed Income Series Fund, Inc.              The Lindner Funds
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
      Country Tax Exempt Bond Fund, Inc.               Master's Select Funds Trust
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
              Cullen Funds Trust                      1-800-MUTUALS Advisor Series
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
       The Dessauer Global Equity Fund                    PIC Investment Trust
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
                Everest Funds                       Professionally Managed Portfolios
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
          First American Funds, Inc.                      Purisima Funds Trust
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
  First American Insurance Portfolios, Inc.    Rainier Investment Management Mutual Funds
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
    First American Investment Funds, Inc.              RNC Mutual Fund Group, Inc.
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
     First American Strategy Funds, Inc.                    SAMCO Funds, Inc.
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
               FFTW Funds, Inc.                       TIFF Investment Program, Inc.
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
       Fleming Mutual Fund Group, Inc.                Trust for Investment Managers
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
               Glen Rauch Funds                   TT International U.S.A. Master Trust
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
             Glenmede Fund Group                              Wexford Trust
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
         Harding, Loevner Funds, Inc.                         Zodiac Trust
---------------------------------------------- -------------------------------------------

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Positions and Offices with
Business Address    Quasar Distributors, LLC  Registrant

------------------- ------------------------- ------------------------------
James R. Schoenike  President, Board Member   None
------------------- ------------------------- ------------------------------
------------------- ------------------------- ------------------------------
Donna J. Berth      Treasurer                 None
------------------- ------------------------- ------------------------------
------------------- ------------------------- ------------------------------
Suzanne E. Riley    Secretary                 None
------------------- ------------------------- ------------------------------
------------------- ------------------------- ------------------------------
Joe Redwine         Chairman                  None
------------------- ------------------------- ------------------------------
------------------- ------------------------- ------------------------------
Bob Kern            Board Member              None
------------------- ------------------------- ------------------------------
------------------- ------------------------- ------------------------------
Paul Rock           Board Member              None
------------------- ------------------------- ------------------------------
------------------- ------------------------- ------------------------------
Jennie Carlson      Board Member              None
------------------- ------------------------- ------------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)  Not applicable.


Item 28.  Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

Item 29.  Management Services.

     Not applicable.

Item 30.  Undertakings.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.



                                    EXHIBITS

Exhibit                                                           Exhibit No.
-------                                                           -----------
Distribution Agreement with Quasar Distributors, LLC              EX-99.e
Consent of Independent Public Accountants                         EX-99.j.


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 28th day of February, 2002.

                                       PIC INVESTMENT TRUST


                                         By /s/ Thomas M. Mitchell
                                       -------------------------------------
                                                Thomas M. Mitchell
                                                President

This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 28, 2002.


/s/ Thomas M. Mitchell                        President and Trustee
----------------------------
Thomas M. Mitchell


Jettie M. Edwards*                            Trustee
----------------------------
Jettie M. Edwards


Thomas J. Condon*                             Trustee
-----------------------------
Thomas J. Condon


Richard N. Frank*                             Trustee
----------------------------
Richard N. Frank


James Clayburn LaForce*                       Trustee
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                             Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                               Trustee
----------------------------
Wayne H. Smith


/s/William T. Warnick                         Treasurer and Principal
----------------------------                  Financial and Accounting Officer
William T. Warnick


* /s/Robert H. Wadsworth
----------------------------
By: Robert H. Wadsworth
    Attorney-in-fact